SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
California Municipal Fund/
California Income Series

FUND TYPE Municipal bond

OBJECTIVE Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential California Municipal Fund/ California Income Series' (the Series) investment objective is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality

    Expressed as a percentage of total
    investments as of 2/28/01
     8.3%    AAA
    28.6     AAA Insured
     2.3     AA
     8.3     A
    10.3     BBB
     2.0     BB
     0.8     Cash Equivalents
    39.4     Not Rated* (Prudential ratings used):
              8.7    AAA
              0.9    A
              6.9    BBB
              7.7    BB
             14.7    B
              0.5    CCC and below

*Unrated bonds are believed to be
of comparable quality to the Series'
permissible investments.

Five Largest Issuers

    Expressed as a percentage of
    net assets as of 2/28/01
    5.4%   Foothill/Eastern Transit Corridor
            Agency
    4.9    Orange County Local Transportation
            Authority
    4.4    Southern California Public Power
            Authority
    3.5    San Joaquin Hills Transportation
            Corridor Agency
    2.8    Long Beach Harbor Revenue

Portfolio Composition

    Expressed as a percentage of total
    investments as of 2/28/01
    56.0%    General Obligation Bonds
    28.0     Revenue Bonds
    12.0     Prerefunded
     3.2     Miscellaneous
     0.8     Cash Equivalents

Holdings are subject to change.

                                   www.prudential.com     (800) 225-1852
  Performance at a Glance

Cumulative Total Returns1                       As of 2/28/01

                      Six     One           Five               [ZW]
Ten               Since
                     Months   Year          Years             Years            [ZW]
Inception2
Class A               4.40%   13.00%   34.36% (34.11)    109.19% (104.56)    [ZW]
113.67% (108.75)
Class B               4.17    12.72    32.13  (31.89)          N/A            [ZW]
50.23   (48.84)
Class C               4.05    12.44    30.50  (30.26)          N/A            [ZW]
48.15   (47.20)
Class Z               4.63    13.28         N/A                N/A            [ZW]
33.31   (33.19)
Lipper CA             4.35    12.72        29.42              [ZW]
91.37                ***
Muni Debt Fund Avg.3

Average Annual Total Returns1                        As of 3/31/01

                One         Five           Ten           Since
               Year         Years          Years       Inception2
Class A        7.33%    5.96% (5.92)    7.39% (7.15)   7.38% (7.14)
Class B        5.37     6.10  (6.06)         N/A       5.81  (5.68)
Class C        8.00     5.78  (5.74)         N/A       6.01  (5.91)
Class Z        10.92        N/A             N/A        6.71  (6.68)

Distributions and Yields    As of 2/28/01

          Total Distributions      30-Day    Taxable Equivalent Yield4 at Tax [ZW]
Rates of
          Paid for Six Months    SEC Yield               36%    39.6%
Class A          $0.26             4.05%               6.98%    7.39%
Class B          $0.25             3.92                6.75     7.16
Class C          $0.24             3.63                6.25     6.63
Class Z          $0.28             4.43                7.63     8.09

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
  Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge
  (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class C,
   8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and 10-year periods in the California Municipal Debt Fund category. Single-state Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 94.89% for Class A, 45.17%
    for Class B, 47.18% for Class C, and 27.47% for Class Z,
    based on all funds in each share class.
                                                             1

(LOGO)                                           April 16, 2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential California Municipal Fund/California Income Series produced solid results for shareholders. The Series' Class A shares returned 4.40%. This compared favorably to the 4.35% return for the Lipper California Municipal Debt Fund Average. For shareholders paying the initial Class A share sales charge, the Series' return was 1.27%.

As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal Reserve Board (the Fed) has shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rate sin an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Series' managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential. On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the winning strategies employed by your Series' management team.

As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential California Municipal Fund

    Prudential California Municipal Fund     California Income Series
        Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Series' six-month reporting period. This was in sharp contrast to last spring and early summer. At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession. This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply and demand fundamentals. From a supply standpoint, state and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased tax revenue, which caused state and federal municipality borrowing needs to decline. In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

At the same time, demand for municipal bonds has been on the rise due to a number of factors. First, the severe correction in the stock market in general, and the technology sector in particular, has caused investors to flock to "safer havens" such as high-quality municipal bonds. Second, from December

    Prudential California Municipal Fund     California Income Series
         Semiannual Report    February 28, 2001

2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields. As a result, many of the holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper California Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and redeploy those assets into longer-duration
"deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These deep discount bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000. This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace. As a result, the prices of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

We again shifted the Series' portfolio in early 2001 as we believed we had captured the upside potential from our "deep discount" strategy. We took profits on these issues and replaced them with bonds maturing in 10 to 20 years.
We feel that this strategy is now more appropriate as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

                                      www.prudential.com   (800) 225-1852

SECTOR AND SECURITY SELECTION
Another strategy that aided the Series' return was our avoidance of the utility sector. For quite some time we had been cautious in our approach toward this sector due to concerns over its fundamentals. As it turned out, few people could have predicted just how dire the energy situation in California would become. Nonetheless, the Series avoided potentially steep losses by having no exposure to the bonds that suffered as a result of the energy crisis.

Finally, our selective exposure to special assessment bonds also proved beneficial to the Series' performance. These securities are issued to spark economic growth, typically through the development of single and multifamily housing. They are backed by the taxes paid by occupants of a project when it is completed. As this occurs, the credit is strengthened and the price of the bond usually appreciates. Given the strength in the housing market, our holdings in this sector performed very well for us during the period.

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Series to take advantage of emerging opportunities in the marketplace.

Prudential California Municipal Fund Management Team

    Prudential California Municipal Fund     California Income Series
          Semiannual Report    February 28, 2001

         Financial
              Statements
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
---------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.6%
---------------------------------------------------------------------------------------------------
                                                                         [ZW]
Alisal Union Sch. Dist.,
 Cap. Apprec., Ser. C., F.G.I.C.       Aaa       Zero          8/01/19   $    [ZW]
1,615      $    614,911
 Cap. Apprec., Ser. C., F.G.I.C.       Aaa       Zero          8/01/22          [ZW]
675           215,980
Brea Pub. Fin. Auth. Rev., Tax
 Alloc., Redev. Proj., Ser. C          NR        8.10%         3/01/21        [ZW]
3,000         3,098,550
Buena Park Cmnty. Redev. Agcy.,
 Cent. Bus. Dist. Proj., Ser. B        NR        7.80          9/01/14        [ZW]
3,325         3,495,905
Calabasas Spec. Tax, Ref. Cmnty.
 Facs. Dist., Ser. 98-1                NR        5.75          9/01/28        [ZW]
1,000           973,080
California Edl. Facs. Auth. Rev.,
 Univ. So. California, Ser. A          Aa1       5.00         10/01/28        [ZW]
2,000         1,941,640
California Infrastructure & Econ.
 Dev. Bk. Rev.,
 Amer. Ctr. for Wine,
 Food & Arts, A.C.A.                   A(c)      5.70         12/01/19        [ZW]
2,060         2,054,623
 Scripps Research Inst., Ser. A        Aa3       5.75          7/01/30        [ZW]
1,500         1,574,040
California Pollution Control Fin.
 Auth.,
 Pollution Control Rev. Ref.,
 Pacific Gas & Elec., Ser. A, A.M.T.   Aaa       5.35         12/01/16        [ZW]
2,000         2,000,000
 Solid Waste Disposal Rev., Keller
 Canyon Landfill Co. Proj.             B1        6.875        11/01/27        [ZW]
2,500         2,524,625
California St. Cmnty., Cap. Apprec.
 Cmnty. Facs., Dist. No. 97-1          NR        Zero          9/01/22        [ZW]
4,440         1,121,722
California St.,
 Gen. Oblig., A.M.B.A.C.               Aaa       5.50          3/01/16        [ZW]
2,000         2,122,840
 Gen. Oblig., F.G.I.C.                 Aaa       5.25          9/01/28        [ZW]
2,000         2,019,360
Carson City Ltd. Oblig. Impvt. Rev.,
 Assmt. Dist. No. 92-1                 NR        7.375         9/02/22        [ZW]
2,270         2,396,076
Central California Joint Pwrs. Hlth.
 Fin. Auth., Cert. of Part., Cmnty.
 Hosps. of Central Ca.                 Baa1      6.00          2/01/30        [ZW]
2,000         2,059,680
Chula Vista Redev. Agcy.,
 Ref. Tax Alloc. Sr. Bayfront, Ser.
 A                                     BBB+(c)   7.625         9/01/24        [ZW]
2,500         2,826,900
 Ref. Tax Alloc. Sub. Bayfront, Ser.
 C                                     NR        8.25          5/01/24        [ZW]
2,500         2,787,950

    See Notes to Financial Statements                                      7

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Chula Vista Spec. Tax, Cmnty. Facs.,
 Dist. No. 97-3                        NR        6.05%         9/01/29   $    [ZW]
2,765      $  2,807,940
Commerce Cmnty. Dev. Comm., Ref.,
 Merged Redev. Proj., Ser. A           NR        5.70          8/01/28        [ZW]
2,250         2,201,062
Corona Cert. of Part., Vista Hosp.
 Sys., Inc., Ser. C                    NR        8.375         7/01/11        [ZW]
2,000(g)        800,360
Davis Pub. Facs. Fin. Auth., Mace
 Ranch Area, Ser. A                    NR        6.60          9/01/25        [ZW]
1,375         1,425,270
Delano Cert. of Part., Ser. A          AAA(c)    9.25          1/01/22        [ZW]
2,765(f)      3,106,063
East Bay Munic. Util. Dist. Wst.
 Wtr. Treatment, Newly Linked Secs.,
 A.M.B.A.C.                            Aaa       5.41          6/01/20        [ZW]
2,000         2,080,400
El Dorado Cnty., Spec. Tax,
 Cmnty. Facs., Dist. No. 1992-1        NR        6.125         9/01/16        [ZW]
1,000         1,019,000
 Cmnty. Facs., Dist. No. 1992-1        NR        8.25          9/01/24        [ZW]
1,945(f)      2,275,611
 Cmnty. Facs., Dist. No. 1992-1        NR        6.25          9/01/29        [ZW]
2,990         3,035,986
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Projs., Ser. A       NR        7.90          8/01/21        [ZW]
2,500(f)      2,599,650
Folsom Spec. Tax,
 Cmnty. Facs., Dist. No. 10            NR        6.875         9/01/19        [ZW]
2,000         2,143,800
 Cmnty. Facs., Dist. No. 7             NR        6.00          9/01/24        [ZW]
2,500         2,513,525
Fontana Pub. Fin. Auth., Tax Alloc.
 Rev., Sub Lien, N. Fontana Redev.
 Proj., Ser. A                         NR        7.65         12/01/09        [ZW]
1,575(f)      1,659,042
Foothill/Eastern Trans. Corr. Agcy.,
 Toll Rd. Rev.,
 Conv. Cap. Apprec., Sr. Lien,
 Ser. A                                Aaa       Zero          1/01/13        [ZW]
4,750(f)      4,567,173
 Cap. Apprec., Sr. Lien, Ser. A        Aaa       Zero          1/01/20       [ZW]
10,000         3,739,000
 Conv. Cap. Apprec.                    Baa3      Zero          1/15/26        [ZW]
4,800         2,854,752
 Conv. Cap. Apprec.                    Baa3      Zero          1/15/28        [ZW]
4,890         2,904,464
Gateway Impvt. Auth. Rev., Marin
 City Cmnty. Facs. Dist., Ser. A       NR        7.75          9/01/25        [ZW]
2,100(f)      2,497,383
Golden West Sch. Fin. Auth.,
 California Rev., Cap. Apprec., Ref.
 Ser. A, M.B.I.A.                      Aaa       Zero          2/01/19        [ZW]
2,110           824,715

    8                                      See Notes to Financial Statements

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Irvine Impvt. Bond Act of 1915,
 Assmt., Dist. No. 87-8, Grp. One      NR        6.00%         9/02/24   $    [ZW]
3,000      $  3,033,810
 Assmt., Dist. No. 94-13, Grp. Two     NR        6.00          9/02/22        [ZW]
1,000         1,006,610
Kings Cnty. Wst. Mgmt. Auth., Solid
 Wst. Rev., A.M.T.                     BBB(c)    7.20         10/01/14        [ZW]
1,200         1,296,024
La Mesa Impvt. Bond Act of 1915,
 Ltd. Oblig. Assmt., Dist. No. 98-1    NR        5.75          9/02/23        [ZW]
1,000           980,210
La Mirada Redev. Agcy. Spec. Tax,
 Ref. Cmnty. Facs., Dist. No. 89-1     NR        5.70         10/01/20        [ZW]
1,000           969,000
La Quinta Redev. Agcy., Tax Alloc.
 Redev. Proj. Area No. 1, M.B.I.A.     Aaa       7.30          9/01/10        [ZW]
1,000         1,251,400
 Redev. Proj. Area No. 1, M.B.I.A.     Aaa       7.30          9/01/11        [ZW]
1,000         1,262,170
Lincoln Impvt. Bond Act of 1915,
 Pub. Fin. Auth., Twelve Bridges       NR        6.20          9/02/25        [ZW]
2,980         3,016,684
Long Beach Hbr. Rev.,
 Ref. Ser. A., A.M.T., F.G.I.C.        Aaa       6.00          5/15/17        [ZW]
3,500(e)      3,956,470
 Ref. Ser. A., A.M.T., F.G.I.C.        Aaa       6.00          5/15/19        [ZW]
3,000         3,367,200
Los Angeles Cmnty. Facs., Dist. No.
 5, Rowland Heights Area, Ser. A       NR        7.25          9/01/19        [ZW]
1,500(f)      1,709,145
Los Angeles Cmnty. Redev. Agcy.
 Pkg., Sys. Rev., Cinerama Dome Pub.
 Pkg. Proj.                            A(c)      5.80          7/01/32        [ZW]
2,685         2,654,928
Lynwood Pub. Fin. Auth. Rev., Wtr.
 Sys. Impvt. Proj.                     BBB(c)    6.50          6/01/21        [ZW]
1,500         1,563,855
Metropolitan Wtr. Dist. of So. Ca.,
 Waterworks Rev., Linked S.A.V.R.S.,
 R.I.B.S.                              Aa2       5.75          8/10/18        [ZW]
1,000         1,108,880
Mojave Desert & Mtn., Solid Waste
 Jt. Pwrs. Auth. Proj., Victor
 Valley Mat. Recov. Facs., A.M.T.      Baa1      7.875         6/01/20        [ZW]
1,175         1,248,602
Montebello Unified Sch. Dist.,
 Cap. Apprec., F.G.I.C.                Aaa       Zero          8/01/18        [ZW]
2,195           895,801
 Cap. Apprec., F.G.I.C.                Aaa       Zero          8/01/19        [ZW]
2,250           856,688
 Cap. Apprec., F.G.I.C.                Aaa       Zero          8/01/20        [ZW]
2,300           824,757
Norco Spec. Tax, Cmnty. Facs., Dist.
 No. 97-1                              NR        7.10         10/01/30        [ZW]
1,320         1,405,166

    See Notes to Financial Statements                                      9

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Ontario Impvt. Bond Act of 1915,
 Assmt. Dist. 100C, Com. Ctr. III      NR        8.00%         9/02/11   $      [ZW]
535      $    557,952
Orange Cnty., Cmnty. Facs. Dist.,
 Spec. Tax Rev., No. 88-1, Aliso
 Viejo, Ser. A                         AAA(c)    7.15          8/15/06          [ZW]
805(f)        866,446
 Spec. Tax, No. 1, Ladera Ranch,
 Ser. A                                NR        6.25          8/15/30        [ZW]
1,590         1,597,473
Orange Cnty. Loc. Trans. Auth.,
 Sales Tax Rev., Linked S.A.V.R.S.,
 R.I.B.S., A.M.B.A.C., T.C.R.S.        Aaa       6.20          2/14/11       [ZW]
10,000        11,657,700
 Spec. Tax Rev., R.I.B.S.              Aa2       8.516(d)      2/14/11          [ZW]
750           984,375
Perris Sch. Dist., Cert. of Part.,
 Cap. Proj.                            NR        7.75          3/01/21        [ZW]
1,500(f)      1,530,555
Pico Rivera Wtr. Auth. Rev., Wtr.
 Sys. Proj., Ser. A, M.B.I.A.          Aaa       5.50          5/01/29        [ZW]
1,500         1,605,465
Pittsburg Redev. Agcy., Tax Alloc.,
 Ext. Spec. Redem., Los Medanos,
 Ser. B, F.S.A.                        Aaa       5.80          8/01/34        [ZW]
2,700         2,936,547
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                            Aaa       Zero          8/01/26        [ZW]
1,375           342,691
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                            Aaa       Zero          8/01/30        [ZW]
4,145           825,477
Placentia Pub. Fin. Auth., Spec. Tax
 Rev., Jr. Lien, Ser. B                NR        6.60          9/01/15        [ZW]
1,500         1,537,155
Poway Cmnty. Facs., Spec. Tax.,
 Dist. No. 88-1, Parkway Bus. Ctr.     NR        6.75          8/15/15        [ZW]
1,000         1,080,680
Puerto Rico Commonwealth
 Infrastructure Fin. Auth. Spec.,
 Ser. A                                Aaa       5.50         10/01/40        [ZW]
2,500         2,589,000
Puerto Rico Commonwealth, Rites, PA
 642A, M.B.I.A.                        NR        9.122(d)      7/01/10        [ZW]
1,000         1,255,500
Puerto Rico Indl. Tourist Edl. Med.
 & Environmental Clt. Fas., Cogen
 Fac., AES Puerto Rico Proj., A.M.T.   Baa2      6.625         6/01/26        [ZW]
3,750         3,947,700
Puerto Rico Pub. Bldgs. Auth., Gtd.
 Pub. Ed. & Hlth. Facs., Cap.
 Apprec., Ser. J                       Baa1      Zero          7/01/06        [ZW]
1,605         1,295,219

    10                                     See Notes to Financial Statements

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Redding Elec. Sys. Rev., Cert.
 of Part.,
 Linked S.A.V.R.S., R.I.B.S.,
 M.B.I.A.                              Aaa       6.368%        7/01/22   [ZW]
$       50      $     56,576
 R.I.B.S., M.B.I.A.                    Aaa       9.075(d)      7/01/22        [ZW]
1,850         2,335,625
Richmond Redev. Agcy. Tax Alloc.,
 Cap. Apprec. Ref. Harbor, Ser. B.,
 M.B.I.A.                              Aaa       Zero          7/01/20        [ZW]
1,150           414,196
 Cap. Apprec. Ref. Harbor, Ser. B.,
 M.B.I.A.                              Aaa       Zero          7/01/21        [ZW]
1,150           391,345
Richmond Redev. Agcy., Multifamily
 Hsg., Bridge Affordable Hsg., Ser.
 A                                     NR        7.50          9/01/23        [ZW]
2,470         2,509,890
Rio Vista Impvt. Bond Act of 1915,
 Assmt. Dist. No. 96-1, River View     NR        7.50          9/02/22        [ZW]
1,905         2,065,839
Riverside Cnty. Cert. of Part., Air
 Force Village West, Inc., Ser. A      NR        8.125         6/15/20        [ZW]
3,000(e)(f)    3,242,070
Riverside Unified Sch. Dist., Spec.
 Tax,
 Cmnty. Facs. Dist. No. 7, Ser. A      NR        6.90          9/01/20        [ZW]
1,320         1,409,113
 Cmnty. Facs. Dist. No. 7, Ser. A      NR        7.00          9/01/30        [ZW]
1,000         1,065,120
Rocklin Unified Sch. Dist.,
 Cap. Apprec., Ser. C, M.B.I.A.        Aaa       Zero          8/01/12        [ZW]
1,110           661,660
 Cap. Apprec., Ser. C, M.B.I.A.        Aaa       Zero          8/01/13        [ZW]
1,165           652,516
 Cap. Apprec., Ser. C, M.B.I.A.        Aaa       Zero          8/01/14        [ZW]
1,220           643,672
 Cap. Apprec., Ser. C, M.B.I.A.        Aaa       Zero          8/01/15        [ZW]
1,285           637,399
 Cap. Apprec., Ser. C, M.B.I.A.        Aaa       Zero          8/01/16        [ZW]
1,400           649,656
Roseville Spec. Tax, Highland Cmnty.
 Fac., Dist. No. 1                     NR        6.30          9/01/25        [ZW]
1,900         1,938,000
 Woodcreek Cmnty. Facs.,
 Dist. No. 1                           NR        6.375         9/01/27        [ZW]
1,000         1,018,360
Sacramento City. Fin. Auth.,
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.               Aaa       Zero         11/01/16        [ZW]
5,700         2,612,310
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. 1993, M.B.I.A.            Aaa       Zero         11/01/17        [ZW]
5,695         2,443,212
Sacramento Cnty. Spec. Tax, Ref.
 Cmnty. Facs., Dist. No. 1             NR        5.70         12/01/20        [ZW]
1,410         1,382,040

    See Notes to Financial Statements                                     11

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Sacramento Impvt. Bond Act of 1915,
 Willowcreek II, Assmt. Dist. No.
 96-1                                  NR        6.70%         9/02/22   $    [ZW]
2,420      $  2,502,449
Sacramento Spec. Purpose Facs.,
 Y.M.C.A. of Sacramento                NR        7.25         12/01/18        [ZW]
2,005         2,103,646
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                              Aaa       5.50          8/01/22        [ZW]
4,540         4,879,819
San Bruno Park Sch. Dist.,
 Cap. Apprec., F.S.A.                  Aaa       Zero          8/01/20        [ZW]
1,275           457,202
 Cap. Apprec., F.S.A.                  Aaa       Zero          8/01/21        [ZW]
1,220           413,336
 Cap. Apprec., F.S.A.                  Aaa       Zero          8/01/22        [ZW]
1,080           345,568
San Diego Redev. Agcy., Tax Alloc.,
 North Bay Redev. Proj.                Baa1      5.875         9/01/29        [ZW]
2,000         2,032,740
San Diego Spec. Tax, Cmnty. Facs.,
 Dist. No. 1, Ser. B                   NR        7.10          9/01/20        [ZW]
2,000(f)      2,324,780
San Francisco City & Cnty., Redev.
 Agcy., Lease Rev.,
 Cap. Apprec.                          A1        Zero          7/01/06        [ZW]
1,500         1,208,910
 Cap. Apprec.                          A1        Zero          7/01/07        [ZW]
2,250         1,727,572
San Joaquin Hills Trans. Corridor
 Agcy., Toll Rd. Rev.
 Cap. Apprec., Ser. A, M.B.I.A.        Aaa       Zero          1/15/26        [ZW]
7,000         1,810,410
 Jr. Lien, C.A.B.S.                    Aaa       Zero          1/01/11        [ZW]
2,000         1,304,440
 Sr. Lien, C.A.B.S.                    Aaa       Zero          1/01/22       [ZW]
15,000         5,011,500
 Sr. Lien, M.B.I.A.                    Aaa       5.00          1/01/33        [ZW]
1,000           964,450
San Jose Unified Sch. Dist., Santa
 Clara Cnty.,
 Cap. Apprec., Ser. A., F.G.I.C.       Aaa       Zero          8/01/16        [ZW]
2,630         1,220,425
 Cap. Apprec., Ser. A., F.G.I.C.       Aaa       Zero          8/01/18        [ZW]
2,765         1,128,424
 Cap. Apprec., Ser. A., F.G.I.C.       Aaa       Zero          8/01/19        [ZW]
2,835         1,079,427
San Leandro Cmnty. Facs., Spec. Tax,
 Dist. No. 1                           NR        6.50          9/01/25        [ZW]
2,160         2,199,809
San Luis Obispo, Certs. of Part.,
 Vista Hosp. Sys., Inc.                NR        8.375         7/01/29        [ZW]
1,000(g)        400,190
San Marino Unified Sch. Dist., Gen.
 Oblig., Ser. B                        AA(c)     5.25          7/01/19        [ZW]
1,840         1,940,114

    12                                     See Notes to Financial Statements

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Santa Margarita Wtr. Dist.,
 Spec. Tax,
 Cmnty Facs., Dist. No. 99-1           NR        6.20%         9/01/20   $    [ZW]
2,000      $  2,052,780
 Cmnty Facs., Dist. No. 99-1           NR        6.25          9/01/29        [ZW]
2,000         2,046,360
Santa Margarita, Dana Point,
 Rites PA Ser. 644B, M.B.I.A.          NR        16.954(d)     8/01/09          [ZW]
305           516,072
 Rites PA Ser. 644G, M.B.I.A.          NR        16.954(d)     8/01/14          [ZW]
330           617,753
Santa Rosa Impvt. Bond Act of 1915,
 Ref. Fountaingrove Parkway, Ser. A    NR        5.70          9/02/19        [ZW]
1,000           984,280
South Orange Cnty., Pub. Fin. Auth.,
 Sr. Lien, Ser. A, M.B.I.A.            Aaa       7.00          9/01/10        [ZW]
2,535         3,113,538
South San Francisco Redev. Agcy.,
 Tax Alloc., Gateway Redev. Proj.      NR        7.60          9/01/18        [ZW]
2,375(f)      2,574,429
South Tahoe Joint Pwrs. Fin. Auth.
 Rev., Ref. Redev. Proj. Area No. 1,
 Ser. B                                BBB-(c)   6.00         10/01/28        [ZW]
3,000         3,024,120
Southern California Pub. Pwr. Auth.,
 Pwr. Proj. Rev.                       A2        6.75          7/01/10        [ZW]
6,250         7,417,375
 Pwr. Proj. Rev., Palo Verde Proj.,
 Ser. C, A.M.B.A.C.                    Aaa       Zero          7/01/16        [ZW]
8,400         3,925,824
Stockton Cmnty. Facs. Dist., Spec.
 Tax, No. 90-2, Brookside Estates      NR        6.20          8/01/15        [ZW]
1,050         1,088,126
Sulphur Springs Unified Sch. Dist.,
 Int. Accrual, Ser. A, M.B.I.A.        Aaa       Zero          9/01/11        [ZW]
3,000         1,889,130
Temecula Valley Unified Sch. Dist.,
 Cmnty. Facs. Dist., Spec. Tax.,
 No. 89-I                              NR        8.60          9/01/17        [ZW]
2,600         2,662,816
Tustin Unified Sch. Dist., Bond
 Anticipation Nts., Cmnty. Facs.,
 Dist. No. 97-I                        NR        6.10          9/01/02        [ZW]
1,000         1,004,700
 Spec. Tax, Cmnty. Facs., Dist.
 No. 97-I                              NR        6.375         9/01/35        [ZW]
1,500         1,531,695
Vacaville Redev. Agcy., Multifamily
 Rev., Cmnty. Hsg. Fin., Issue A       A-(c)     7.375        11/01/14        [ZW]
1,110(f)      1,275,335
Vallejo Cert. of Part., Touro Univ.    Ba3       7.375         6/01/29        [ZW]
2,500         2,585,900
Ventura Port Dist., Cert. of Part.     NR        6.375         8/01/28        [ZW]
4,000         3,986,880

    See Notes to Financial Statements                                     13

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         [ZW]
Principal
                                       Moody's   Interest     Maturity   [ZW]
Amount          Value
Description (a)                        Rating    Rate         Date       [ZW]
(000)           (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                         [ZW]
Victor Valley, Union H.S. Dist.,
 Cap. Apprec., M.B.I.A.                Aaa       Zero          9/01/17   $    [ZW]
4,500      $  1,959,525
 Cap. Apprec., M.B.I.A.                Aaa       Zero          9/01/19        [ZW]
5,450         2,081,028
 Cap. Apprec., M.B.I.A.                Aaa       Zero          9/01/20        [ZW]
5,850         2,104,479
Virgin Islands Territory, Hugo Ins.
 Claims Fund Proj., Ser. 91            NR        7.75%        10/01/06          [ZW]
695(f)        722,737
West Contra Costa Unified Sch.
 Dist., Cert. of Part.                 Baa3      6.875         1/01/09          [ZW]
970         1,057,698
                                                                                         [ZW]
------------
Total long-term investments
 (cost [ZW]
$237,924,544)                                                                      [ZW]
257,306,803
                                                                                         [ZW]
------------
SHORT-TERM INVESTMENTS  1.6%
----------------------------------------------------------------------------------------
                                                                         [ZW]
California St.,
 Mun. Secs. Trust Rcpts., SGA 55,
 F.G.I.C., F.R.W.D.                    A-1+(c)   2.00          3/07/01        [ZW]
2,400         2,400,000
 Mun. Secs. Trust Rcpts., SGA 115,
 F.R.D.D.                              A-1+(c)   1.70          3/01/01        [ZW]
1,725         1,725,000
                                                                                         [ZW]
------------
Total short-term investments
 (cost $4,125,000)                                                     [ZW]
                  $  4,125,000
                                                                                         [ZW]
------------
Total Investments  100.2%
 (cost $242,049,544; Note [ZW]
4)                                                              261,431,803
Liabilities in excess of other
 assets  [ZW]
(0.2)%                                                                              [ZW]
(491,152)
                                                                                         [ZW]
------------
Net Assets  [ZW]
100%                                                                         [ZW]
$260,940,651
                                                                                         [ZW]
------------
                                                                                         [ZW]
------------

    14                                     See Notes to Financial Statements

    Prudential California Municipal Fund      California Income Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.C.A.--American Capital Access.
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.A.B.S.--Capital Appreciation Bonds.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    R.I.B.S.--Residual Interest Bonds.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    T.C.R.S.--Transferable Custodial Receipts.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e) Pledged as initial margin for financial futures contracts.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(g) Represents issuer in default on interest payments; non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, [ZW]
2001
----------------------------------------------------------------------------------------
                                                                 [ZW]
ASSETS
Investments, at value (cost $242,049,544)                          $ 261,431,803
Interest receivable                                                    4,324,899
Receivable for Series shares sold                                        201,361
Receivable for investments sold                                           45,000
Other assets                                                               3,171
                                                                 [ZW]
-----------------
      Total assets                                                   266,006,234
                                                                 [ZW]
-----------------
LIABILITIES
Payable to Custodian                                                     316,989
Payable for investments purchased                                      4,126,507
Payable for Series shares reacquired                                     277,230
Dividends payable                                                        109,529
Management fee payable                                                   100,459
Distribution fee payable                                                  68,453
Accrued expenses                                                          43,433
Deferred Trustee's fees                                                   12,670
Due to broker-variation margin                                            10,313
                                                                 [ZW]
-----------------
      Total liabilities                                                5,065,583
                                                                 [ZW]
-----------------
NET ASSETS                                                         $ 260,940,651
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     240,232
   Paid-in capital in excess of par                                  246,541,214
                                                                 [ZW]
-----------------
                                                                     246,781,446
   Distributions in excess of net investment income                       (3,808)
   Accumulated net realized loss on investments                       (5,238,152)
   Net unrealized appreciation on investments                         19,401,165
                                                                 [ZW]
-----------------
Net assets, February 28, 2001                                      $ 260,940,651
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, [ZW]
2001
----------------------------------------------------------------------------------------
                                                                 [ZW]
Class A:
   Net asset value and redemption price per share
      ($165,881,209 / 15,272,133 shares of beneficial interest
      issued and outstanding)                                             $10.86
   Maximum sales charge (3% of offering price)                               .34
                                                                 [ZW]
-----------------
   Maximum offering price to public                                       $11.20
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($82,047,927 / 7,553,223 shares of beneficial
      interest issued and outstanding)                                    $10.86
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class C:
   Net asset value and redemption price per share ($8,542,433
      / 786,407 shares of beneficial interest issued and
      outstanding)                                                        $10.86
   Sales charge (1% of offering price)                                       .11
                                                                 [ZW]
-----------------
   Offering price to public                                               $10.97
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,469,082 / 411,462 shares of beneficial
      interest issued and outstanding)                                    $10.86
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Income Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, [ZW]
2001
----------------------------------------------------------------------------------------
                                                                 [ZW]
NET INVESTMENT INCOME
Income
   Interest                                                        $   7,401,311
                                                                 [ZW]
-----------------
Expenses
   Management fee                                                        638,341
   Distribution fee--Class A                                             203,290
   Distribution fee--Class B                                             199,930
   Distribution fee--Class C                                              31,444
   Custodian's fees and expenses                                          45,000
   Transfer agent's fees and expenses                                     27,000
   Registration fees                                                      22,000
   Reports to shareholders                                                20,000
   Legal fees and expenses                                                15,000
   Audit fee                                                               6,000
   Trustees' fees and expenses                                             6,000
   Miscellaneous                                                           6,248
                                                                 [ZW]
-----------------
      Total expenses                                                   1,220,253
Custodian fee credit (Note 1)                                               (123)
                                                                 [ZW]
-----------------
   Net expenses                                                        1,220,130
                                                                 [ZW]
-----------------
Net investment income                                                  6,181,181
                                                                 [ZW]
-----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                              (657,476)
   Financial futures transactions                                         30,849
                                                                 [ZW]
-----------------
                                                                        (626,627)
                                                                 [ZW]
-----------------
Net change in unrealized appreciation on:
   Investments                                                         5,290,735
   Financial futures contracts                                            18,906
                                                                 [ZW]
-----------------
                                                                       5,309,641
                                                                 [ZW]
-----------------
Net gain on investments                                                4,683,014
                                                                 [ZW]
-----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  10,864,195
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, [ZW]
2000
-------------------------------------------------------------------------------------
                                                                    [ZW]
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   6,181,181        $  [ZW]
13,502,262
   Net realized loss on investment
      transactions                                    (626,627)            [ZW]
(698,026)
   Net change in unrealized appreciation on
      investments                                    5,309,641            [ZW]
4,355,308
                                               -----------------    [ZW]
-----------------
   Net increase in net assets resulting from
      operations                                    10,864,195           [ZW]
17,159,544
                                               -----------------    [ZW]
-----------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                       (4,010,226)          [ZW]
(8,940,906)
      Class B                                       (1,872,391)          [ZW]
(3,903,458)
      Class C                                         (185,804)            [ZW]
(424,644)
      Class Z                                         (112,760)            [ZW]
(233,254)
                                               -----------------    [ZW]
-----------------
                                                    (6,181,181)         [ZW]
(13,502,262)
                                               -----------------    [ZW]
-----------------
   Distributions in excess of net investment
      income
      Class A                                           (2,442)             [ZW]
(29,079)
      Class B                                           (1,183)             [ZW]
(12,950)
      Class C                                             (123)              [ZW]
(1,428)
      Class Z                                              (60)                [ZW]
(623)
                                               -----------------    [ZW]
-----------------
                                                        (3,808)             [ZW]
(44,080)
                                               -----------------    [ZW]
-----------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                    15,075,399           [ZW]
64,974,467
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    2,791,682            [ZW]
6,255,584
   Cost of shares reacquired                       (21,983,745)         [ZW]
(98,900,936)
                                               -----------------    [ZW]
-----------------
   Net decrease in net assets from Series
      share transactions                            (4,116,664)         [ZW]
(27,670,885)
                                               -----------------    [ZW]
-----------------
Total increase (decrease)                              562,542          [ZW]
(24,057,683)
NET ASSETS
Beginning of period                                260,378,109          [ZW]
284,435,792
                                               -----------------    [ZW]
-----------------
End of period                                    $ 260,940,651        $ [ZW]
260,378,109
                                               -----------------    [ZW]
-----------------
                                               -----------------    [ZW]
-----------------

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Income Series (the 'Series') commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in California or in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

      Security Valuations:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures transactions.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain
(loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor'
                                                                          21

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Such expenses may differ from actuals.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains in excess of loss carryforwards, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have reponsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc. ('PIM').

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that it received approximately $47,900 and $13,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2001. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 28, 2001, it received approximately $100,000 and $3,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the
                                                                          23

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2001.

      On March 7, 2001, the Series, along with other affiliated registered investment companies entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximum commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $23,200 for the services of PMFS. As of February 28, 2001 approximately $3,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2001 were $37,844,085 and $39,409,357, respectively.

      During the six months ended February 28, 2001, the Fund entered into financial futures contracts. Details of open contracts at February 28, 2001 are as follows:

                                                   Value at        Value at
Number of                         Expiration     February 28,        [ZW]
Trade          Unrealized
Contracts           Type             Date            2001            [ZW]
Date          Appreciation
---------     ----------------    -----------    ------------     [ZW]
-----------     --------------
                                                                  [ZW]
              Short Position:
   110        Muni Bond Index     March 2001     $ 11,491,563     [ZW]
$11,510,469        $ 18,906
                                                                                  [ZW]
--------------
                                                                                  [ZW]
--------------

      The United States federal income tax cost basis of the Fund's investments as of February 28, 2001 was substantially the same as for financial purposes, and accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,382,259 (gross unrealized appreciation--$21,462,138; gross unrealized depreciation--$2,079,879.

      For federal income tax purposes, the Series has a capital loss carryforward at August 31, 2000 of approximately $3,408,000 of which $1,520,900 expires in

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

2003, $975,700 expires in 2004 and $911,400 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      For federal income tax purposes, the Series will elect to treat net capital losses of $933,900 incurred in the ten month period ended August 31, 2000 as being incurred in the current fiscal year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 28, 2001 and the fiscal year ended August 31, 2000 were as follows:

Class A                                                         Shares         [ZW]
Amount
------------------------------------------------------------  ----------    [ZW]
------------
Six months ended February 28, 2001:
Shares sold                                                      490,611    $  [ZW]
5,308,276
Shares issued in reinvestment of dividends                       166,663       [ZW]
1,786,459
Shares reacquired                                             (1,156,206)    [ZW]
(12,408,472)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (498,932)     [ZW]
(5,313,737)
Shares issued upon conversion from Class B                        97,606       [ZW]
1,043,429
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                   (401,326)   $ [ZW]
(4,270,308)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                    4,664,081    $ [ZW]
47,656,875
Shares issued in reinvestment of dividends                       398,989       [ZW]
4,096,741
Shares reacquired                                             (7,048,893)    [ZW]
(72,195,003)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,985,823)    [ZW]
(20,441,387)
Shares issued upon conversion from Class B                       158,801       [ZW]
1,630,903
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                 (1,827,022)   [ZW]
$(18,810,484)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------

                                                                          25

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         [ZW]
Amount
------------------------------------------------------------  ----------    [ZW]
------------
Six months ended February 28, 2001:
Shares sold                                                      627,793    $  [ZW]
6,743,092
Shares issued in reinvestment of dividends                        [ZW]
74,846         802,460
Shares reacquired                                               (606,983)     [ZW]
(6,487,821)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                      95,656       [ZW]
1,057,731
Shares reacquired upon conversion into Class A                   (97,606)     [ZW]
(1,043,429)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                     (1,950)   [ZW]
$     14,302
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                    1,303,211    $ [ZW]
13,414,428
Shares issued in reinvestment of dividends                       167,619       [ZW]
1,720,710
Shares reacquired                                             (1,815,491)    [ZW]
(18,615,231)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (344,661)     [ZW]
(3,480,093)
Shares reacquired upon conversion into Class A                  (158,801)     [ZW]
(1,630,903)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                   (503,462)   $ [ZW]
(5,110,996)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Class C
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                      187,388    $  [ZW]
2,015,720
Shares issued in reinvestment of dividends                        [ZW]
11,783         126,332
Shares reacquired                                               (191,854)     [ZW]
(2,063,307)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                      7,317    [ZW]
$     78,745
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                      151,693    $  [ZW]
1,563,439
Shares issued in reinvestment of dividends                        [ZW]
28,025         287,690
Shares reacquired                                               (434,581)     [ZW]
(4,447,901)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                   (254,683)   $ [ZW]
(2,596,772)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       93,197    $  [ZW]
1,008,311
Shares issued in reinvestment of dividends                         [ZW]
7,134          76,431
Shares reacquired                                                (96,074)     [ZW]
(1,024,145)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                      4,257    [ZW]
$     60,597
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                      230,133    $  [ZW]
2,339,725
Shares issued in reinvestment of dividends                        [ZW]
14,647         150,443
Shares reacquired                                               (357,044)     [ZW]
(3,642,801)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                   (112,264)   $ [ZW]
(1,152,633)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------

    26

       Prudential California Municipal Fund      California Income Series

               Financial
                    Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                [ZW]
------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.66
                                                                   ----------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                              .20
                                                                   ----------
      Total from investment operations                                    .46
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --(c)
                                                                   ----------
      Total distributions                                                (.26)
                                                                   ----------
Net asset value, end of period                                       $  10.86
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $165,881
Average net assets (000)                                             $163,980
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .87%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%(d)
   Net investment income                                                 4.93%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 15%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 [ZW]
1997                 1996
----------------------------------------------------------------------------------------------------------
                                                               [ZW]
    $  10.49             $  11.19             $  10.71             $  [ZW]
10.33             $  10.28
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
         .54                  .56(a)               .59(a)               [ZW]
 .60(a)               .63(a)
         .17                 (.70)                 .49                  [ZW]
 .38                  .05
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
         .71                 (.14)                1.08                  [ZW]
 .98                  .68
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
        (.54)                (.56)                (.59)                [ZW]
(.60)                (.63)
          --(c)                --                 (.01)                  [ZW]
--(c)                --
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
        (.54)                (.56)                (.60)                [ZW]
(.60)                (.63)
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
    $  10.66             $  10.49             $  11.19             $  [ZW]
10.71             $  10.33
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
        7.10%               (1.37)%              10.31%                [ZW]
9.72%                6.67%
    $167,153             $183,593             $181,512             [ZW]
$156,684             $153,236
    $171,689             $187,106             $165,771             [ZW]
$153,019             $161,420
         .86%                 .76%(a)              .68%(a)              [ZW]
 .73%(a)              .50%(a)
         .61%                 .56%(a)              .58%(a)              [ZW]
 .63%(a)              .40%(a)
        5.21%                5.03%(a)             5.39%(a)             [ZW]
5.66%(a)             6.01%(a)
          34%                  23%                  10%                  [ZW]
16%                  22%

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                [ZW]
------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.67
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                              .19
                                                                     --------
      Total from investment operations                                    .44
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --(c)
                                                                     --------
      Total distributions                                                (.25)
                                                                     --------
Net asset value, end of period                                       $  10.86
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         4.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 82,048
Average net assets (000)                                             $ 80,635
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.12%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%(d)
   Net investment income                                                 4.68%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 [ZW]
1997                 1996
----------------------------------------------------------------------------------------------------------
                                                               [ZW]
    $  10.49             $  11.19             $  10.71             $  [ZW]
10.33             $  10.28
    --------             --------             --------             [ZW]
--------             --------
         .51                  .53(a)               .55(a)               [ZW]
 .55(a)               .59(a)
         .18                 (.70)                 .49                  [ZW]
 .38                  .05
    --------             --------             --------             [ZW]
--------             --------
         .69                 (.17)                1.04                  [ZW]
 .93                  .64
    --------             --------             --------             [ZW]
--------             --------
        (.51)                (.53)                (.55)                [ZW]
(.55)                (.59)
          --(c)                --                 (.01)                  [ZW]
--(c)                --
    --------             --------             --------             [ZW]
--------             --------
        (.51)                (.53)                (.56)                [ZW]
(.55)                (.59)
    --------             --------             --------             [ZW]
--------             --------
    $  10.67             $  10.49             $  11.19             $  [ZW]
10.71             $  10.33
    --------             --------             --------             [ZW]
--------             --------
    --------             --------             --------             [ZW]
--------             --------
        6.93%               (1.67)%               9.87%                [ZW]
9.28%                6.25%
    $ 80,580             $ 84,546             $ 70,535             $ [ZW]
47,436             $ 35,983
    $ 78,743             $ 81,163             $ 56,011             $ [ZW]
40,983             $ 32,555
        1.11%                1.06%(a)             1.08%(a)             [ZW]
1.13%(a)              .90%(a)
         .61%                 .56%(a)              .58%(a)              [ZW]
 .63%(a)              .40%(a)
        4.96%                4.78%(a)             4.99%(a)             [ZW]
5.26%(a)             5.61%(a)

    See Notes to Financial Statements                                     31

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                [ZW]
------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.67
                                                                     -------
Income from investment operations
Net investment income                                                    .24
Net realized and unrealized gain (loss) on investment
transactions                                                             .19
                                                                     -------
      Total from investment operations                                   .43
                                                                     -------
Less distributions
Dividends from net investment income                                    (.24)
Distributions in excess of net investment income                          --(c)
                                                                     -------
      Total distributions                                               (.24)
                                                                     -------
Net asset value, end of period                                        $10.86
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $8,542
Average net assets (000)                                              $8,454
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.37%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%(d)
   Net investment income                                                4.43%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 [ZW]
1997                 1996
----------------------------------------------------------------------------------------------------------
                                                               [ZW]
    $  10.49             $  11.19              $10.71               [ZW]
$10.33               $10.28
    --------             --------             -------              [ZW]
-------              -------
         .49                  .50(a)              .52(a)               [ZW]
 .53(a)               .56(a)
         .18                 (.70)                .49                  [ZW]
 .38                  .05
    --------             --------             -------              [ZW]
-------              -------
         .67                 (.20)               1.01                  [ZW]
 .91                  .61
    --------             --------             -------              [ZW]
-------              -------
        (.49)                (.50)               (.52)                [ZW]
(.53)                (.56)
          --(c)                --                (.01)                  [ZW]
--(c)                --
    --------             --------             -------              [ZW]
-------              -------
        (.49)                (.50)               (.53)                [ZW]
(.53)                (.56)
    --------             --------             -------              [ZW]
-------              -------
    $  10.67             $  10.49              $11.19               [ZW]
$10.71               $10.33
    --------             --------             -------              [ZW]
-------              -------
    --------             --------             -------              [ZW]
-------              -------
        6.66%               (1.91)%              9.60%                [ZW]
9.01%                5.99%
    $  8,309             $ 10,847              $5,960               [ZW]
$3,611               $3,269
    $  9,021             $  9,088              $4,491               [ZW]
$3,135               $3,300
        1.36%                1.31%(a)            1.33%(a)             [ZW]
1.38%(a)             1.15%(a)
         .61%                 .56%(a)             .58%(a)              [ZW]
 .63%(a)              .40%(a)
        4.71%                4.53%(a)            4.74%(a)             [ZW]
5.01%(a)             5.36%(a)

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                [ZW]
------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.65
                                                                     -------
Income from investment operations
Net investment income                                                    .28
Net realized and unrealized gain (loss) on investment
transactions                                                             .21
                                                                     -------
      Total from investment operations                                   .49
                                                                     -------
Less distributions
Dividends from net investment income                                    (.28)
Distributions in excess of net investment income                          --(c)
                                                                     -------
      Total distributions                                               (.28)
                                                                     -------
Net asset value, end of period                                        $10.86
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        4.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $4,469
Average net assets (000)                                              $4,384
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .62%(e)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%(e)
   Net investment income                                                5.19%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.

    34                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                         Class Z
------------------------------------------------------------------------------------------
                    Year Ended August 31,                            September [ZW]
18, 1996(d)
--------------------------------------------------------------        through [ZW]
August 31,
      2000                   1999                   1998                     1997
--------------------------------------------------[ZW]
----------------------------------------
                                                                     [ZW]
     $10.49                 $11.19                 $10.71                   $ [ZW]
10.38
    -------                -------                -------                   [ZW]
-------
        .56                    .58(a)                 .61(a)                    [ZW]
 .57(a)
        .16                   (.70)                   .49                       [ZW]
 .33
    -------                -------                -------                   [ZW]
-------
        .72                   (.12)                  1.10                       [ZW]
 .90
    -------                -------                -------
       (.56)                  (.58)                  (.61)                     [ZW]
(.57)
         --(c)                  --                   [ZW]
(.01)                       --(c)
    -------                -------                -------                   [ZW]
-------
       (.56)                  (.58)                  (.62)                     [ZW]
(.57)
    -------                -------                -------                   [ZW]
-------
     $10.65                 $10.49                 $11.19                   $ [ZW]
10.71
    -------                -------                -------                   [ZW]
-------
    -------                -------                -------                   [ZW]
-------
       7.26%                 (1.18)%                10.42%                     [ZW]
8.86%
     $4.336                 $5,449                 $4,507                   $ [ZW]
1,963
     $4,281                 $4,725                 $3,312                   $   [ZW]
970
        .61%                   .56%(a)                .58%(a)                   [ZW]
 .63%(a)(e)
        .61%                   .56%(a)                .58%(a)                   [ZW]
 .63%(a)(e)
       5.45%                  5.28%(a)               5.49%(a)                  [ZW]
5.76%(a)(e)

    See Notes to Financial Statements                                     35

   Prudential California Municipal Fund     California Income Series
         Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:


THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                             www.prudential.com   (800) 225-1852
FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ       CUSIP
Class A         PBCAX      744313305
Class B         PCAIX      744313404
Class C         PCICX      744313800
Class Z         PCIZX      744313875

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                                                 PRSRT STD
                                                US Postage
                                                   Paid
                                                Permit 6807
                                                  NY, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF146E2    744313305    744313404    744313800    744313875

(ICON) Printed on Recycled Paper

                                  SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
California Municipal Fund/
California Series

FUND TYPE Municipal bond

OBJECTIVE Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential California Municipal Fund/California Series' (the Series) seeks to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality

    Expressed as a percentage of total
    investments as of 2/28/01
     5.8%   AAA
    42.0    AAA Insured
     8.3    AA
     8.4    A
    18.7    BBB
    -0.4    Cash Equivalents
    17.2    Not Rated* (Prudential ratings used):
     9.5    AAA
     5.3    BBB
     2.4    B

*Unrated bonds are believed to be
of comparable quality to the Series'
permissable investments.

Five Largest Issuers

    Expressed as a percentage of
    net assets as of 2/28/01
    6.9%    Orange Cnty. Loc. Trans. Auth.

    5.9    Southern California Pub. Pwr. Auth.

    4.6    Long Beach Harbor Rev.

    3.8    Brea Pub. Fin. Auth. Rev.

    3.7    Chula Vista Redev. Agcy.

Portfolio Composition

   Expressed as a percentage of total
   investments as of 2/28/01
    55.9%   General Obligation Bonds
    38.6    Revenue Bonds
    5.9     Prerefunded
   -0.4     Cash Equivalents

Holdings are subject to change.

                                  www.prudential.com    (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                               As of 2/28/01

                                Six     One           Five               [ZW]
Ten                Since
                               Months   Year         Years              [ZW]
Years             Inception2
                                                                    [ZW]
Class A                         5.29%   13.73%   33.24%  (33.13)    95.73%  [ZW]
(95.41)    111.91%  (111.56)
Class B                         5.15    13.55    31.03   (30.93)    88.86   [ZW]
(88.55)    228.17   (220.58)
Class C                         5.02    13.27    29.42   (29.32)         [ZW]
N/A            46.11    (45.87)
Class Z                         5.41    14.11         N/A                [ZW]
N/A            33.69    (33.58)
Lipper CA Muni Debt Fund Avg.3  4.35    12.72        29.42              [ZW]
91.37                ***

Average Annual Total Returns1                       As of 3/31/01

               One          Five             Ten             Since
               Year        Years            Years          Inception2
Class A        8.42%    5.83%  (5.81)    6.69%  (6.67)    6.70%  (6.69)
Class B        6.51     5.95   (5.93)    6.61   (6.59)    7.48   (7.32)
Class C        9.13     5.63   (5.61)        N/A          5.76   (5.73)
Class Z        12.15        N/A              N/A          6.74   (6.73)

Distributions and Yields    As of 2/28/01

           Total Distributions     30-Day     Taxable Equivalent Yield4 at Tax [ZW]
Rates of
           Paid for Six Months    SEC Yield                   36%       39.6%
Class A           $0.29             3.72%                     6.41%     6.79%
Class B           $0.27             3.59                      6.18      6.55
Class C           $0.26             3.30                      5.68      6.02
Class Z           $0.30             4.09                      7.05      7.47

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
  Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
  The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class C,
  8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the California Municipal Debt Fund category. Single-state Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 108.81% for Class A,
    258.04% for Class B, 47.18% for Class C, and 27.47% for
    Class Z, based on all funds in each share class.

(LOGO)                                         April 16, 2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential California Municipal Fund/California Series produced solid results for shareholders. The Series' Class A shares returned 5.29%. This compared favorably to the 4.35% return for the Lipper California Municipal Debt Fund Average. For shareholders paying the initial Class A share sales charge, the Series' return was 2.13%.


As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal Reserve Board (the Fed) has shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rates in an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Series' managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential. On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the strategies employed by your Series' management team.

As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential California Municipal Fund

  Prudential California Municipal Fund      California Series
         Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Series' six-month reporting period. This was in sharp contrast to last spring and early summer. At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession.
This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply and demand fundamentals. From a supply standpoint, state and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased tax revenue, which caused state and federal municipality borrowing needs to decline. In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

At the same time, demand for municipal bonds has been on the rise due to a number of factors. First, the severe correction in the stock market in general, and the technology sector in particular, has caused investors to flock to "safer havens" such as high-quality municipal bonds. Second, from December

   Prudential California Municipal Fund      California Series
      Semiannual Report    February 28, 2001

2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields. As a result, many holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper California Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and redeploy those assets into longer duration "deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These deep discount bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000.
This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace. As a result, the price of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

We again shifted the Series' portfolio in early 2001 as we believed we had captured the upside potential from our "deep discount" strategy. We took profits on these issues and replaced them with bonds maturing in 10 to 20 years. We feel that this strategy is now more appropriate, as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

                                    www.prudential.com    (800) 225-1852

SECTOR AND SECURITY SELECTION
Another strategy that aided the Series' return was our avoidance of the utility sector. For quite some time, we had been cautious in our approach toward this sector due to concerns over its fundamentals. As it turned out, few people could have predicted just how dire the energy situation in California would become. Nonetheless, the Series avoided potentially steep losses by having no exposure to the bonds that suffered as a result of this energy crisis.

A sector that we continued to emphasize during the reporting period was tax allocation bonds. These securities are issued to spark economic growth, and are secured by the taxes the occupants of the project pay when it is completed. As this occurs, the credit is strengthened and the price of the bond usually appreciates. Our selective exposure to these BBB-rated securities performed very well for us during the reporting period.

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Series to take advantage of emerging marketplace opportunities.

Prudential California Municipal Fund Management Team

    Prudential California Municipal Fund      California Series
         Semiannual Report    February 28, 2001

    Financial
         Statements
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential California Municipal Fund      California Series
            Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                       Principal
                                     Moody's   Interest     Maturity   [ZW]
Amount           Value
Description (a)                      Rating    Rate         Date       [ZW]
(000)            (Note 1)
---------------------------------------------------------------------------------------------------------
                                                                       [ZW]
LONG-TERM INVESTMENTS  99.9%
ABAG Fin. Auth. Rev., Schools of
 Sacred Heart, Ser. A                Baa3      6.45%         6/01/30   $    [ZW]
1,500       $  1,570,065
Baldwin Park Pub. Fin. Auth. Rev.,
 Tax Alloc.                          BBB(d)    7.05          9/01/14        [ZW]
1,020          1,151,560
Brea Pub. Fin. Auth. Rev., Sub.
 Tax Alloc. Redev. Proj., Ser. C     NR        8.10          3/01/21        [ZW]
5,000          5,164,250
Buena Park Cmnty. Redev. Agcy.,
 Central Bus. Dist. Proj.            BBB+(d)   7.10          9/01/14        [ZW]
2,500          2,613,050
California Poll. Control Fin.
 Auth., Poll. Cntr., Rev.            Aaa       3.15         12/01/16        [ZW]
1,000          1,000,000
California St. Dept. Trans. Cert.
 Part., Rfdg. Ser. A                 Aaa       5.25          3/01/16        [ZW]
3,000          3,117,180
California St., Gen. Oblig,
 A.M.B.A.C.                          Aaa       5.50          3/01/16        [ZW]
1,630          1,730,115
California St., Gen. Oblig,
 F.G.I.C.                            Aaa       5.25          9/01/28        [ZW]
2,000          2,019,360
California St. Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge., Ser. A      Aa2       Zero          2/01/15        [ZW]
8,420          2,461,419
Central California Joint Pwrs.
 Health Fin. Auth., Cert. Part.      Baa1      6.00          2/01/30        [ZW]
1,000          1,029,840
Chula Vista Redev. Agcy., Bayfront
 Tax Alloc.                          BBB+(d)   7.625         9/01/24        [ZW]
4,500          5,088,420
Commerce California Cmnty. Dev.
 Comm., Rfdg. Merged Redev. Proj.,
 Ser. A                              NR        5.65          8/01/18        [ZW]
1,175          1,165,941
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Projs., Ser. A     NR        7.90          8/01/21        [ZW]
4,200(b)       4,367,412
Foothill/Eastern Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                       Aaa       Zero          1/01/16        [ZW]
5,000          2,409,400
 Toll Rd. Rev.                       Aaa       Zero          1/01/18        [ZW]
2,950          1,252,865
 Toll Rd. Rev.                       Baa3      Zero          1/15/26        [ZW]
5,200          3,092,648
Grass Valley Redev. Agcy., Redev.
 Proj.                               BBB(d)    6.40         12/01/34        [ZW]
2,000          2,076,460
Kings Cnty. Wst. Mgmt. Auth.,
 Solid Wst. Rev., A.M.T.             BBB(d)    7.20         10/01/14        [ZW]
1,150          1,242,023

    See Notes to Financial Statements                                      7

         Prudential California Municipal Fund      California Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   [ZW]
Amount           Value
Description (a)                      Rating    Rate         Date       [ZW]
(000)            (Note 1)
---------------------------------------------------------------------------------------------------------
                                                                       [ZW]
Long Beach Harbor Rev., Ser. A,
 A.M.T., F.G.I.C.                    Aaa       6.00%         5/15/16   $    [ZW]
5,500       $  6,251,135
Long Beach Redev. Agcy. Dist. No.
 3, Spec. Tax Rev.
 (cost $2,950,530; purchased
 10/18/93)                           NR        6.375         9/01/23        [ZW]
3,000(c)       3,108,030
Los Angeles Cnty., Cert. of Part.,
 Correctional Facs. Proj.,
 M.B.I.A.                            Aaa       Zero          9/01/10        [ZW]
3,770          2,511,008
Los Angeles Conv. & Exhib. Ctr.
 Auth., Cert. of Part.               Aaa       9.00         12/01/10        [ZW]
1,250(b)(f)    1,545,737
Met. Wtr. Dist. of Southern
 California,
 Rev. Linked S.A.V.R.S. & R.I.B.S.   Aa2       5.75          8/10/18        [ZW]
1,000          1,108,880
 Waterworks Rev. Rfdg., Ser. A       Aa2       5.75          7/01/21        [ZW]
4,000          4,434,400
Midpeninsula Regional Open Space
 Dist. Fin. Auth. Rev., 1996,
 A.M.B.A.C.                          Aaa       Zero          9/01/15        [ZW]
3,000          1,482,060
Mojave Desert Solid Wst. Victor
 Valley Materials, Recov. Fac.,
 A.M.T.                              Baa1      7.875         6/01/20        [ZW]
1,175          1,248,602
Orange Cnty. Loc. Trans. Auth.,
 Linked S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C.                          Aaa       6.20          2/14/11        [ZW]
8,000          9,326,160
 Spec. Tax Rev., R.I.B.S.            Aa2       8.516(e)      2/14/11          [ZW]
750            984,375
Petaluma City Joint Union High
 Sch. Dist., Cap. Apprec.,
 M.B.I.A.                            Aaa       Zero          8/01/15        [ZW]
1,600            793,648
Port Redwood City Rev., A.M.T.       BBB(d)    5.125         6/01/30        [ZW]
1,600          1,413,888
Puerto Rico Comnwlth.,
 Gen. Oblig.                         Baa1      5.40          7/01/25        [ZW]
2,000          2,027,900
 Ser. 642A, M.B.I.A.                 NR        9.122(e)      7/01/10        [ZW]
1,000          1,255,500
 Infrastructure Fin. Auth. Special   Aaa       5.50         10/01/40        [ZW]
2,500          2,589,000
Puerto Rico Ind. Tourist Edl.,
 Cogen Fac. AES Proj., A.T.M.        Baa2      6.625         6/01/26        [ZW]
2,000          2,105,440

    8                                      See Notes to Financial Statements

        Prudential California Municipal Fund      California Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   [ZW]
Amount           Value
Description (a)                      Rating    Rate         Date       [ZW]
(000)            (Note 1)
---------------------------------------------------------------------------------------------------------
                                                                       [ZW]
Redding Elec. Sys. Rev., Cert. of
 Part.,
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                            Aaa       6.368%        7/01/22   $       [ZW]
50       $     56,576
 R.I.B.S., M.B.I.A.                  Aaa       8.903(e)      7/01/22        [ZW]
1,750          2,209,375
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                            Aaa       5.50          8/01/22        [ZW]
4,400          4,729,340
San Diego California Redev. Agcy.,
 Tax Alloc. North Bay Redev.         Baa1      5.875         9/01/29        [ZW]
1,000          1,016,370
San Diego California Unified Sch.
 Dist. Election Of 1998; Ser. B      Aaa       6.00          7/01/19        [ZW]
1,000          1,154,520
San Francisco City & Cnty., Redev.
 Agcy., Lease Rev., Cap. Apprec.     A1        Zero          7/01/09        [ZW]
2,000          1,388,820
Santa Margarita/Dana Point Auth.,
 Ser. 664E, M.B.I.A.                 NR        16.954(e)     8/01/12        [ZW]
1,000          1,807,750
 Ser. 644A, M.B.I.A.                 NR        16.954(e)     8/01/08          [ZW]
825          1,354,386
 Ser. 644B, M.B.I.A.                 NR        16.954(e)     8/01/09          [ZW]
325            549,913
 Ser. 644C, M.B.I.A.                 NR        16.954(e)     8/01/09          [ZW]
460            778,168
 Ser. 644F, M.B.I.A.                 NR        16.954(e)     8/01/13          [ZW]
660          1,211,556
 Ser. 644G, M.B.I.A.                 NR        16.954(e)     8/01/14          [ZW]
330            617,753
So. Orange Cnty. Pub. Fin. Auth.,
 Spec. Tax Rev., M.B.I.A.            Aaa       7.00          9/01/11        [ZW]
3,500          4,339,195
So. Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. So. Tahoe Redev.
 Proj., Ser. A                       BBB-(d)   6.00         10/01/28        [ZW]
2,000          2,016,080
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                          A2        6.75          7/01/10        [ZW]
2,265          2,688,057
 Proj. Rev.                          A2        6.75          7/01/11        [ZW]
1,195          1,425,133
 Proj. Rev.                          A2        6.75          7/01/13        [ZW]
1,000          1,200,670
 Proj. Rev., A.M.B.A.C.              Aaa       Zero          7/01/16        [ZW]
7,925          3,703,828
 Proj. Rev., Ser. A, F.G.I.C.        Aaa       Zero          7/01/12        [ZW]
7,080          4,302,587
Stockton Cmnty. Facs. Dist. No.
 90-2, Brookside Estates             NR        6.20          8/01/15          [ZW]
700            725,417

    See Notes to Financial Statements                                      9

         Prudential California Municipal Fund      California Series
     Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   [ZW]
Amount           Value
Description (a)                      Rating    Rate         Date       [ZW]
(000)            (Note 1)
---------------------------------------------------------------------------------------------------------
                                                                       [ZW]
Sulphur Springs Union Sch. Dist.,
 Ser. A, M.B.I.A.                    Aaa       Zero          9/01/09   $    [ZW]
2,000       $  1,400,740
University California Rev.
 Multi-farm., Ser. K                 Aa2       5.30%         9/01/30        [ZW]
1,900          1,927,189
Vacaville Cmnty. Redev. Agcy.,
 Cmnty. Hsg. Fin. Multi-fam.         A-(d)     7.375        11/01/14        [ZW]
1,110(b)       1,275,335
Victor Valley Union High Sch.
 Dist.,
 Gen. Oblig., M.B.I.A.               Aaa       Zero          9/01/09        [ZW]
2,075          1,458,123
 Gen. Oblig., M.B.I.A.               Aaa       Zero          9/01/15        [ZW]
5,070          2,518,928
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91          NR        7.75         10/01/06          [ZW]
535(b)         556,352
Walnut Valley Unified Sch. Dist.,
 M.B.I.A.                            Aaa       6.00          8/01/15        [ZW]
1,870          2,156,577
                                                                                        [ZW]
------------
Total long-term investments
 (cost [ZW]
$119,885,462)                                                                     [ZW]
133,306,509
                                                                                        [ZW]
------------
SHORT-TERM INVESTMENTS  1.3%
California St. Municipal
 Securities Trust, Ser. A
 (cost $1,700,000)                   A1+(d)    1.70          3/01/01        [ZW]
1,700          1,700,000
                                                                                        [ZW]
------------
Total Investments  101.2%
 (cost $121,585,462; Note [ZW]
4)                                                             135,006,509
Other liabilities in excess of
 assets  [ZW]
(1.2)%                                                                           [ZW]
(1,638,407)
                                                                                        [ZW]
------------
Net Assets  [ZW]
100%                                                                        [ZW]
$133,368,102
                                                                                        [ZW]
------------
                                                                                        [ZW]
------------

    10                                     See Notes to Financial Statements

        Prudential California Municipal Fund      California Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c) Indicates a restricted security. The aggregate cost of restricted securities is $2,950,530 and the aggregate value is $3,108,030 which represents approximately 2.3% of net assets.
(d) Standard & Poor's Rating.
(e) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(f) Segregated as collateral for financial futures contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, [ZW]
2001
----------------------------------------------------------------------------------------
                                                                 [ZW]
ASSETS
Investments, at value (cost $121,585,462)                          $ 135,006,509
Interest receivable                                                    1,895,273
Receivable for Series shares sold                                         16,703
Other assets                                                               5,259
                                                                 [ZW]
-----------------
      Total assets                                                   136,923,744
                                                                 [ZW]
-----------------
LIABILITIES
Payable to custodian                                                     239,979
Payable for investments purchased                                      2,733,103
Payable for Series shares reacquired                                     422,330
Dividends payable                                                         56,193
Management fee payable                                                    51,439
Distribution fee payable                                                  31,557
Deferred trustee's fees                                                   12,116
Due to broker-variation margin                                             5,625
Accrued expenses                                                           3,300
                                                                 [ZW]
-----------------
      Total liabilities                                                3,555,642
                                                                 [ZW]
-----------------
NET ASSETS                                                         $ 133,368,102
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     110,133
   Paid-in capital in excess of par                                  119,855,738
                                                                 [ZW]
-----------------
                                                                     119,965,871
   Accumulated net realized loss on investments                          (37,879)
   Net unrealized appreciation on investments                         13,440,110
                                                                 [ZW]
-----------------
Net assets, February 28, 2001                                      $ 133,368,102
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                 February 28, [ZW]
2001
----------------------------------------------------------------------------------------
                                                                 [ZW]
Class A:
   Net asset value and redemption price per share
      ($100,972,191 / 8,337,443 shares of beneficial interest
      issued and outstanding)                                             $12.11
   Maximum sales charge (3% of offering price)                               .37
                                                                 [ZW]
-----------------
   Maximum offering price to public                                       $12.48
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($29,571,153 / 2,442,683 shares of beneficial interest
      issued and outstanding)                                             $12.11
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class C:
   Net asset value and redemption price per share
      ($1,191,153 / 98,393 shares of beneficial interest
      issued and outstanding)                                             $12.11
   Sales charge (1% of offering price)                                       .12
                                                                 [ZW]
-----------------
   Offering price to public                                               $12.23
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($1,633,605 / 134,785 shares of beneficial interest
      issued and outstanding)                                             $12.12
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, [ZW]
2001
------------------------------------------[ZW]
----------------------------------------------
                                                                 [ZW]
NET INVESTMENT INCOME
Income
   Interest                                                         $ 3,739,115
                                                                 [ZW]
-----------------
Expenses
   Management fee                                                       324,886
   Distribution fee--Class A                                            122,352
   Distribution fee--Class B                                             73,498
   Distribution fee--Class C                                              4,270
   Custodian's fees and expenses                                         32,000
   Transfer agent's fees and expenses                                    25,000
   Reports to shareholders                                               24,000
   Registration fees                                                     23,000
   Legal fees and expenses                                                7,000
   Audit fee                                                              6,000
   Trustees' fees and expenses                                            6,000
   Miscellaneous                                                          3,835
                                                                 [ZW]
-----------------
      Total expenses                                                    651,841
Less: Custodian fee credit (Note 1)                                        (176)
                                                                 [ZW]
-----------------
    Net expenses                                                        651,665
                                                                 [ZW]
-----------------
Net investment income                                                 3,087,450
                                                                 [ZW]
-----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
   Investment transactions                                            1,778,068
   Financial futures transactions                                         1,725
                                                                 [ZW]
-----------------
                                                                      1,779,793
                                                                 [ZW]
-----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        1,867,229
   Financial futures contracts                                           19,063
                                                                 [ZW]
-----------------
                                                                      1,886,292
                                                                 [ZW]
-----------------
Net gain on investments                                               3,666,085
                                                                 [ZW]
-----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 6,753,535
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

     14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2001    August [ZW]
31, 2000
-------------------------------------------------------------------------------------
                                                                      [ZW]
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   3,087,450       $   [ZW]
6,800,510
   Net realized gain on investment
      transactions                                     1,779,793           [ZW]
1,061,283
   Net change in unrealized appreciation of
      investments                                      1,886,292           [ZW]
2,488,165
                                                 -----------------    [ZW]
---------------
   Net increase in net assets resulting from
      operations                                       6,753,535          [ZW]
10,349,958
                                                 -----------------    [ZW]
---------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (2,353,955)         [ZW]
(4,800,732)
      Class B                                           (670,109)         [ZW]
(1,873,857)
      Class C                                            (24,534)            [ZW]
(59,842)
      Class Z                                            (38,852)            [ZW]
(66,079)
                                                 -----------------    [ZW]
---------------
                                                      (3,087,450)         [ZW]
(6,800,510)
                                                 -----------------    [ZW]
---------------
   Distributions in excess of net investment
      income
      Class A                                                 --             [ZW]
(28,246)
      Class B                                                 --             [ZW]
(12,173)
      Class C                                                 --                [ZW]
(412)
      Class Z                                                 --                [ZW]
(300)
                                                 -----------------    [ZW]
---------------
                                                              --             [ZW]
(41,131)
                                                 -----------------    [ZW]
---------------
Series share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                       7,123,484          [ZW]
13,855,044
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,717,637           [ZW]
3,751,457
   Cost of shares reacquired                          (9,028,675)        [ZW]
(34,664,321)
                                                 -----------------    [ZW]
---------------
   Net decrease in net assets from Series
      share transactions                                (187,554)        [ZW]
(17,057,820)
                                                 -----------------    [ZW]
---------------
Total increase (decrease)                              3,478,531         [ZW]
(13,549,503)
NET ASSETS
Beginning of period                                  129,889,571         [ZW]
143,439,074
                                                 -----------------    [ZW]
---------------
End of period                                      $ 133,368,102       $ [ZW]
129,889,571
                                                 -----------------    [ZW]
---------------
                                                 -----------------    [ZW]
---------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Series (the 'Series') commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series at February 28, 2001 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.'

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio of securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.
                                                                          17

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares for the six month period ended February 28, 2001.

      PIMS has advised the Series that it has received approximately $25,200 and $1,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2001. From these fees, PIMS

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six month period ended February 28, 2001, they received approximately $19,900 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the six month period ended February 28, 2001.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential serves as the Fund's transfer agent. During the six month period ended February 28, 2001, the Series incurred fees of approximately $19,700 for the services of PMFS. As of February 28, 2001, approximately $3,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six month period ended February 28, 2001 were $28,267,494 and $26,292,147, respectively.
                                                                          19

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      During the period ending February 28, 2001, the Fund entered into financial futures contracts. Details of open contracts at February 28, 2001 are as follows:

                                                        Value at         Value at
Number of                              Expiration     February 28,        [ZW]
Trade           Unrealized
Contracts             Type                Date            2001             [ZW]
Date          Depreciation
---------     ---------------------    -----------    ------------     [ZW]
------------     ---------------
                                                                       [ZW]
              Short: U.S. Treasury
    45            Bonds Futures        Mar. 2001       $ 6,268,125      [ZW]
$6,262,500         $   5,625
                                                                                        [ZW]
---------------
                                                                                        [ZW]
---------------

      The cost basis of investments for federal income tax purposes at February 28, 2001 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $13,421,047 (gross unrealized appreciation--$13,502,830; gross unrealized depreciation--$81,783).

    For federal income tax purposes, the Series has a capital loss carryforward as of February 28, 2001 of approximately $1,826,600, of which, $1,823,700 expires in 2003 and $2,900 expires in 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such capital loss carryforward.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         [ZW]
Amount
------------------------------------------------------------  ----------    [ZW]
------------
Six months ended February 28, 2001:
Shares sold                                                      233,599    $  [ZW]
2,790,041
Shares issued in reinvestment of dividends and distributions     110,767       [ZW]
1,319,643
Shares reacquired                                               (541,266)     [ZW]
(6,462,827)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (196,900)     [ZW]
(2,353,143)
Shares issued upon conversion from Class B                       488,943       [ZW]
5,785,277
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                    292,043    $  [ZW]
3,432,134
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                      637,977    $  [ZW]
7,185,783
Shares issued in reinvestment of dividends and distributions     234,288       [ZW]
2,651,560
Shares reacquired                                             (2,028,431)    [ZW]
(22,902,100)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,156,166)    [ZW]
(13,064,757)
Shares issued upon conversion from Class B                     1,087,815      [ZW]
12,320,095
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                    (68,351)   $   [ZW]
(744,662)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Class B
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                      325,363    $  [ZW]
3,856,163
Shares issued in reinvestment of dividends and distributions      [ZW]
29,548         351,542
Shares reacquired                                               (174,860)     [ZW]
(2,085,232)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                     180,051       [ZW]
2,122,473
Shares reacquired upon conversion into Class A                  (488,943)     [ZW]
(5,785,277)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                   (308,892)   $ [ZW]
(3,662,804)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                      367,823    $  [ZW]
4,136,928
Shares issued in reinvestment of dividends and distributions      88,653       [ZW]
1,001,612
Shares reacquired                                               (828,681)     [ZW]
(9,384,778)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (372,205)     [ZW]
(4,246,238)
Shares reacquired upon conversion into Class A                (1,088,264)    [ZW]
(12,320,095)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                 (1,460,469)   [ZW]
$(16,566,333)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Class C
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       15,306    [ZW]
$    180,652
Shares issued in reinvestment of dividends and distributions       [ZW]
1,896          22,584
Shares reacquired                                                (13,230)       [ZW]
(155,003)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                      3,972    [ZW]
$     48,233
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------

                                                                          21

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         [ZW]
Amount
------------------------------------------------------------  ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                      138,301    $  [ZW]
1,570,858
Shares issued in reinvestment of dividends and distributions       [ZW]
4,033          45,608
Shares reacquired                                               (174,362)     [ZW]
(1,976,318)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                    (32,028)   $   [ZW]
(359,852)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       24,533    [ZW]
$    296,628
Shares issued in reinvestment of dividends and distributions       [ZW]
2,009          23,868
Shares reacquired                                                (27,369)       [ZW]
(325,613)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                       (827)   [ZW]
$     (5,117)
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------
Year ended August 31, 2000:
Shares sold                                                       85,546    [ZW]
$    961,475
Shares issued in reinvestment of dividends and distributions       [ZW]
4,641          52,677
Shares reacquired                                                (35,603)       [ZW]
(401,125)
                                                              ----------    [ZW]
------------
Net increase (decrease) in shares outstanding                     54,584    [ZW]
$    613,027
                                                              ----------    [ZW]
------------
                                                              ----------    [ZW]
------------

    22

       Prudential California Municipal Fund      California Series

       Financial
            Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential California Municipal Fund      California Series
              Financial Highlights (Unaudited)

                                                               Class A
                                                [ZW]
--------------------------------------
                                                Six Months Ended         Year [ZW]
Ended
                                                February 28, 2001      August [ZW]
31, 2000
--------------------------------------------------------------------------------------------
                                                                       [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   11.78              $ [ZW]
11.45
                                                -----------------      [ZW]
---------------
Income from investment operations
Net investment income                                     .29                  [ZW]
 .58
Net realized and unrealized gain (loss) on
   investment transactions                                .33                  [ZW]
 .33
                                                -----------------      [ZW]
---------------
   Total from investment operations                       .62                  [ZW]
 .91
                                                -----------------      [ZW]
---------------
Less distributions
Dividends from net investment income                     (.29)                [ZW]
(.58)
Distributions in excess of net investment
   income                                                  --                   [ZW]
--(c)
                                                -----------------      [ZW]
---------------
   Total distributions                                   (.29)                [ZW]
(.58)
                                                -----------------      [ZW]
---------------
Net asset value, end of period                      $   12.11              $ [ZW]
11.78
                                                -----------------      [ZW]
---------------
                                                -----------------      [ZW]
---------------
TOTAL RETURN(b):                                         5.29%                [ZW]
8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 100,972              [ZW]
$94,776
Average net assets (000)                            $  98,693              [ZW]
$93,560
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                   .95%(d)              [ZW]
 .93%
   Expenses, excluding distribution and
   service (12b-1) fees                                   .70%(d)              [ZW]
 .68%
   Net investment income                                 4.81%(d)             [ZW]
5.13%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                 20%                  [ZW]
25%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    24                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  12.22             $  11.80             $  11.44             $  11.49
    --------             --------             --------             --------
         .59                  .62                  .65(a)               .65(a)
        (.77)                 .43                  .36                 (.05)
    --------             --------             --------             --------
        (.18)                1.05                 1.01                  .60
    --------             --------             --------             --------
        (.59)                (.62)                (.65)                (.65)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.59)                (.63)                (.65)                (.65)
    --------             --------             --------             --------
    $  11.45             $  12.22             $  11.80             $  11.44
    --------             --------             --------             --------
    --------             --------             --------             --------
       (1.56)%               9.13%                9.01%                5.23%
    $ 92,868             $ 91,356             $ 81,535             $ 72,876
    $ 94,868             $ 85,624             $ 78,347             $ 71,119
         .89%                 .78%                 .76%(a)              .81%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.94%                5.18%                5.53%(a)             5.58%(a)
          13%                  11%                  14%                  26%

    See Notes to Financial Statements                                     25

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class B
                                                [ZW]
--------------------------------------
                                                Six Months Ended         Year [ZW]
Ended
                                                February 28, 2001      August [ZW]
31, 2000
--------------------------------------------------------------------------------------------
                                                                       [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 11.78               $ [ZW]
11.44
                                                    --------           [ZW]
---------------
Income from investment operations
Net investment income                                    .27                   [ZW]
 .56
Net realized and unrealized gain (loss) on
   investment transactions                               .33                   [ZW]
 .34
                                                    --------           [ZW]
---------------
   Total from investment operations                      .60                   [ZW]
 .90
                                                    --------           [ZW]
---------------
Less distributions
Dividends from net investment income                    (.27)                 [ZW]
(.56)
Distributions in excess of net investment
   income                                                 --                    [ZW]
--(c)
                                                    --------           [ZW]
---------------
   Total distributions                                  (.27)                 [ZW]
(.56)
                                                    --------           [ZW]
---------------
Net asset value, end of period                       $ 12.11               $ [ZW]
11.78
                                                    --------           [ZW]
---------------
                                                    --------           [ZW]
---------------
TOTAL RETURN(b):                                        5.15%                 [ZW]
8.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $29,571               [ZW]
$32,403
Average net assets (000)                             $29,643               [ZW]
$38,348
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                 1.20%(d)              [ZW]
1.18%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .70%(d)               [ZW]
 .68%
   Net investment income                                4.56%(d)              [ZW]
4.89%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    26                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  12.22             $  11.80             $  11.43             $  11.49
    --------             --------             --------             --------
         .56                  .58                  .60(a)               .60(a)
        (.78)                 .43                  .37                 (.06)
    --------             --------             --------             --------
        (.22)                1.01                  .97                  .54
    --------             --------             --------             --------
        (.56)                (.58)                (.60)                (.60)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.56)                (.59)                (.60)                (.60)
    --------             --------             --------             --------
    $  11.44             $  12.22             $  11.80             $  11.43
    --------             --------             --------             --------
    --------             --------             --------             --------
       (1.94)%               8.70%                8.67%                4.73%
    $ 48,196             $ 62,043             $ 70,093             $ 85,190
    $ 56,041             $ 66,086             $ 75,935             $ 96,525
        1.19%                1.18%                1.16%(a)             1.21%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.62%                4.78%                5.13%(a)             5.18%(a)

    See Notes to Financial Statements                                     27

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class C
                                                [ZW]
--------------------------------------
                                                Six Months Ended         Year [ZW]
Ended
                                                February 28, 2001      August [ZW]
31, 2000
--------------------------------------------------------------------------------------------
                                                                       [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 11.78               $ [ZW]
11.44
                                                     -------               [ZW]
-------
Income from investment operations
Net investment income                                    .26                   [ZW]
 .53
Net realized and unrealized gain (loss) on
   investment transactions                               .33                   [ZW]
 .34
                                                     -------               [ZW]
-------
   Total from investment operations                      .59                   [ZW]
 .87
                                                     -------               [ZW]
-------
Less distributions
Dividends from net investment income                    (.26)                 [ZW]
(.53)
Distributions in excess of net investment
   income                                                 --                    [ZW]
--(c)
                                                     -------               [ZW]
-------
      Total distributions                               (.26)                 [ZW]
(.53)
                                                     -------               [ZW]
-------
Net asset value, end of period                       $ 12.11               $ [ZW]
11.78
                                                     -------               [ZW]
-------
                                                     -------               [ZW]
-------
TOTAL RETURN(b):                                        5.02%                 [ZW]
7.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 1,191               $ [ZW]
1,112
Average net assets (000)                             $ 1,148               $ [ZW]
1,290
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                 1.45%(d)              [ZW]
1.43%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .70%(d)               [ZW]
 .68%
   Net investment income                                4.31%(d)              [ZW]
4.64%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  12.22             $  11.80             $  11.43             $  11.49
    --------             --------             --------             --------
         .53                  .55                  .57(a)               .57(a)
        (.78)                 .43                  .37                 (.06)
    --------             --------             --------             --------
        (.25)                 .98                  .94                  .51
    --------             --------             --------             --------
        (.53)                (.55)                (.57)                (.57)
          --                 (.01)                  --(c)                --
    --------             --------             --------             --------
        (.53)                (.56)                (.57)                (.57)
    --------             --------             --------             --------
    $  11.44             $  12.22             $  11.80             $  11.43
    --------             --------             --------             --------
    --------             --------             --------             --------
       (2.18)%               8.43%                8.40%                4.47%
    $  1,447             $  1,257             $    334             $    543
    $  1,373             $    689             $    480             $    286
        1.44%                1.43%                1.41%(a)             1.46%(a)
         .69%                 .68%                 .66%(a)              .71%(a)
        4.40%                4.53%                4.88%(a)             4.93%(a)

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class Z
                                                [ZW]
--------------------------------------
                                                Six Months Ended         Year [ZW]
Ended
                                                February 28, 2001      August [ZW]
31, 2000
--------------------------------------------------------------------------------------------
                                                                       [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 11.79               $ [ZW]
11.45
                                                     -------               [ZW]
-------
Income from investment operations
Net investment income                                    .30                   [ZW]
 .61
Net realized and unrealized gain (loss) on
   investment transactions                               .33                   [ZW]
 .34
                                                     -------               [ZW]
-------
   Total from investment operations                      .63                   [ZW]
 .95
                                                     -------               [ZW]
-------
Less distributions
Dividends from net investment income                    (.30)                 [ZW]
(.61)
Distributions in excess of net investment
income                                                    --                    [ZW]
--(c)
                                                     -------               [ZW]
-------
   Total distributions                                  (.30)                 [ZW]
(.61)
                                                     -------               [ZW]
-------
Net asset value, end of period                       $ 12.12               $ [ZW]
11.79
                                                     -------               [ZW]
-------
                                                     -------               [ZW]
-------
TOTAL RETURN(b):                                        5.41%                 [ZW]
8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 1,634               $ [ZW]
1,599
Average net assets (000)                             $ 1,547               $ [ZW]
1,231
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                  .70%(e)               [ZW]
 .68%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .70%(e)               [ZW]
 .68%
   Net investment income                                5.06%(e)              [ZW]
5.37%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.

    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
                                                       [ZW]
    $  12.23                  $  11.81                          $  11.50
----------------          ----------------                    ----------
         .62                       .63                               .64(a)
        (.78)                      .43                               .31
----------------          ----------------                    ----------
        (.16)                     1.06                               .95
----------------          ----------------                    ----------
        (.62)                     (.63)                             (.64)
          --                      (.01)                               --(c)
----------------          ----------------                    ----------
        (.62)                     (.64)                             (.64)
----------------          ----------------                    ----------
    $  11.45                  $  12.23                          $  11.81
----------------          ----------------                    ----------
----------------          ----------------                    ----------
       (1.44)%                    9.24%                             8.35%
    $    928                  $  1,037                          $    710
    $  1,427                  $    847                          $    458
         .69%                      .68%                              .66%(a)/(e)
         .69%                      .68%                              .66%(a)/(e)
        5.15%                     5.28%                             5.35%(a)/(e)

    See Notes to Financial Statements                                     31

    Prudential California Municipal Fund      California Series
         Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
                            www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

    Prudential California Municipal Fund      California Series
        Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                              www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

   Prudential California Municipal Fund      California Series
     Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                 www.prudential.com    (800) 225-1852
FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077


Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
Class A         PRMCX    744313107
Class B         PBCMX    744313206
Class C         PCCSX    744313701
Class Z         PZCSX    744313883

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                                                    PRSRT STD
                                                   US Postage
                                                      Paid
                                                   Permit 6807
                                                    NY, NY
(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF116E2    744313107    744313206    744313701    744313883

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT   FEBRUARY 28, 2001

Prudential
California Municipal Fund/
California Money Market Series

Fund Type Money market

Objective The highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential California Municipal Fund/California Money Market Series (the Series) seeks to provide the highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

           (GRAPH)
           www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                                    As of 2/28/01

                                 7-Day        Net Asset    Taxable Equivalent [ZW]
Yield*    Weighted Avg.    Net Assets
                              Current Yld.   Value (NAV)  @31%     @36%       [ZW]
@39.6%     Mat. (WAM)      (Millions)
                                                                             [ZW]
CA Money
Market Series                    2.27%          $1.00     3.63%    3.91%     [ZW]
4.14%        28 Days           $287
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP-CA)**              2.39%          $1.00     3.82%    4.12%     [ZW]
4.36%        35 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State Specific Average (Stock
Broker (SB) & General Purpose (GP)-California) category as of February 26, 2001. iMoneyNet, Inc.
was formerly known as IBC Financial Data, Inc.

Weighted Average Maturity Compared to the Average Money Market Fund

                          (GRAPH)

(LOGO)                      April 19, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended February
28, 2001, underscore the importance of having a diversified portfolio of investments. A municipal money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that can help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet, Inc.
Not surprisingly, this shift occurred during a time of heightened economic uncertainty when the Federal Reserve
(the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of tax-exempt money market securities, the Money Market sector team made decisions that resulted in the Series' seven-day current yield remaining higher than that of iMoneyNet, Inc. Tax-Free State Specific Average for most of our reporting period. The Series also maintained its $1 per share NAV.

We discuss developments in the tax-exempt money market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential California Municipal Fund  California Money Market Series

      Semiannual Report  February 28, 2001

INVESTMENT ADVISER'S REPORT

Through May 2000, the Fed repeatedly increased short-term interest rates to keep the U.S. economy from overheating. Thus, by the time our six-month reporting period began on September 1, 2000, the once powerful economic expansion was showing signs of weakness. As a result, many market players believed the Fed was finished raising rates for this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

With the Fed expected to hold rates steady for the remainder of 2000, fluctuations in municipal money market yields were driven by changes in the supply of, and demand for, these securities. In California, many high-net-worth investors sought the benefits of tax-exempt securities. Such stiff competition for the type of high-quality securities that we buy often pushes their yields lower and prices higher.

TAKING ADVANTAGE OF ATTRACTIVE YIELDS
However, the corporate tax filing date of September 15 coincided with the end of the quarter for many dealers, putting selling pressure on the municipal money market.
These conditions temporarily drove yields higher and prices lower, creating attractive buying opportunities. We purchased several blocks of tax-exempt commercial paper maturing in 90 to 120 days. We also bought California Statewide Community Development Authority Multifamily Revenue Bonds that grant us the right to sell them back for 100% of their face value in seven months.

Locking in attractive yields on these securities helped
the Series weather a sharp decline in yields that normally occurs early in the year due to the "January effect." The "January effect" is a period of lower yields (and higher prices) that occurs as investors rush to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of
January.
                                  3

Prudential California Municipal Fund  California Money Market Series

     Semiannual Report  February 28, 2001

CAREFULLY MONITORING CREDIT-QUALITY TRENDS
Besides closely tracking the level of yields, we were more deliberative than usual concerning the credit quality of securities as the situation in the California electric utility industry worsened during December. By mid-December, we sold all of the California utility securities in our portfolio whose interest and principal payments were not insured or backed by enhancements such as letters of credit from major banks.

Due to the downgrade of some California utilities' credit ratings in December, the pool of high-quality California money market eligible securities became even more limited. As a result, yields on the remaining good-quality California securities have declined. Yields, in general, also fell because of the aforementioned "January effect" and because Fed policymakers hinted in late December 2000 that they were poised to cut short-term rates.

Economic growth slowed considerably as the year 2000 drew to a close. This may have been attributable to higher oil prices and the weak stock market. As a result, the Fed needed to act swiftly to avoid a recession. On January 3, 2001, between regularly scheduled meetings, the Fed lowered the federal funds rate (the rate U.S. banks charge each other for overnight loans) one-half of one percentage point, from 6.50% to 6.00%. Another reduction followed on January
31, 2001, which left the federal funds rate at 5.50%. Reducing rates encourages lower borrowing costs for businesses and consumers, which can help revitalize the economy.

           www.prudential.com  (800) 225-1852

LOOKING AHEAD
Shortly after our reporting period ended, the federal funds rate was cut to 5.00%. Because it may take months for the full effects of the Fed's rate decisions to work into the economy, and because of the lingering decline in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, tax revenues could decline, prompting state and local governments to borrow more money via the issuance of municipal money market securities. Issuance could also pick up as state and local governments sell new lower-coupon securities whose proceeds will be used to retire older higher-coupon debt. We would welcome such increases in the supply of bonds of creditworthy issuers since this development would provide more attractive buying opportunities for the Series.

Prudential California Municipal Fund Management Team

Prudential California Municipal Fund  California Money Market Series

       Semiannual Report  February 28, 2001

Financial
  Statements

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
                                                                        [ZW]
----------------------------------------------------------------------------------------------------------
Abag Fin. Auth., Eastridge Apts.,
 Ser. 00A, F.R.W.D., F.N.M.A.,
 A.M.T.                               VMIG1      2.45%        3/01/01   $    [ZW]
2,545       $  2,545,000
Alameda Cnty. Ind. Dev. Auth. Rev.,
 Hoover Universal, Inc. Proj.,
 Ser. 94, F.R.D.D.                    VMIG1      1.65         3/01/01        [ZW]
2,500          2,500,000
 Niles Machine & Tool Works,
 Ser. 00A, F.R.W.D., A.M.T.           A-1+(d)    2.45         3/01/01          [ZW]
475            475,000
Belmont Redev. Agency,
 Los Costanos Cmnty. Dev.,
 Ser. 92A                             A3         6.25         8/01/01        [ZW]
1,080(c)       1,115,667
California Dept. of Wtr. Res.,
 Wtr. Rev., Ser. 1, T.E.C.P.          P-1        3.80         3/06/01        [ZW]
1,007          1,007,000
 Wtr. Rev., Ser. 1, T.E.C.P.          P-1        4.00         3/08/01        [ZW]
1,381          1,381,000
 Wtr. Rev., Ser. 1, T.E.C.P.          P-1        2.20         3/15/01        [ZW]
6,908          6,908,000
California Econ. Dev. Fin. Auth.
 Rev., Mannesmann Dematic Rapistan
 Corp. Proj.,
 Ser. 98, F.R.W.D., A.M.T.            Aaa        3.50         3/01/01        [ZW]
3,200          3,200,000
 Serra Microchassis Proj.,
 Ser. 97B, F.R.D.D., A.M.T.           A-1(d)     1.60         3/01/01          [ZW]
400            400,000
California Educational Fac. Auth.
 Rev., Carnegie Institution,
 Ser. 93B, T.E.C.P.                   VMIG1      3.00         3/09/01        [ZW]
5,000          5,000,000
California Fairs Fin. Auth. Rev.,
 Rev. Bonds, Ser. 91, F.S.A.          AAA(d)     6.50         7/01/01        [ZW]
1,030(c)       1,062,012
California Hlth. Facilities Fin.
 Auth. Rev.,
 Catholic Healthcare West,
 Ser. 91D, A.M.B.A.C.                 Aaa        6.50         7/01/01        [ZW]
1,440(c)       1,481,126
 Kaiser Permanente, Ser. 98152,
 F.R.W.D., F.S.A.                     VMIG1      2.72         3/01/01          [ZW]
785            785,000
California Infrastructure & Econ.
 Dev. Bank, Ind. Dev. Rev., Starter
 & Alternator Proj., Ser. 99,
 F.R.W.D., A.M.T.                     A-1+(d)    2.15         3/07/01        [ZW]
5,000          5,000,000
California Poll. Ctrl. Fin. Auth.
 Rev.,
 Delano Proj., Ser. 91, F.R.D.D.,
 A.M.T.                               P-1        1.55         3/01/01        [ZW]
1,000          1,000,000

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
--------------------------------[ZW]
--------------------------------------------------------------------------
                                                                        [ZW]
California Poll. Ctrl. Fin. Auth.
 Rev.,
 Shell Oil Co., Ser. 94A, F.R.D.D.,
 A.M.T.                               VMIG1      1.50%        3/01/01   $      [ZW]
600       $    600,000
 U.S. Borax Inc. Proj., Ser. 95A,
 F.R.W.D.                             Aa3        3.40         3/01/01        [ZW]
5,100          5,100,000
 Wadham Energy, Ser. B, F.R.W.D.,
 A.M.T.                               A-1(d)     2.50         3/07/01        [ZW]
2,475          2,475,000
 Wadham Energy, Ser. C, F.R.W.D.,
 A.M.T.                               A-1(d)     2.50         3/07/01        [ZW]
9,150          9,150,000
California Sch. Cash Reserve Prog.
 Auth., Ser. A, A.M.B.A.C.            MIG1       5.25         7/03/01       [ZW]
10,000         10,031,900
California St.,
 Gen. Oblig.                          A-1+(d)    2.25         3/01/01        [ZW]
3,500          3,500,000
 Gen. Oblig., Ser. 142, F.R.W.D.S.    A-1+(d)    2.80         3/01/01       [ZW]
10,525         10,525,000
 Gen. Oblig., Ser. SGA 119,
 F.R.D.D., F.G.I.C                    A-1+(d)    1.70         3/01/01        [ZW]
1,500          1,500,000
 Gen. Oblig., Ser. SGA 115, F.R.D.D   A-1+(d)    1.70         3/01/01        [ZW]
2,600          2,600,000
 Gen. Oblig., Ser. SGA 55,
 F.R.W.D., F.G.I.C.                   A-1+(d)    2.00         3/07/01        [ZW]
1,600          1,600,000
 Gen. Oblig., Ser. SGA 7, F.R.W.D.    A-1+(d)    2.00         3/07/01        [ZW]
3,700          3,700,000
California St., Pub. Wks. Board,
 Lease Rev., Dept. of Corrections,
 Ser. 210, F.R.W.D., A.M.B.A.C.       VMIG1      2.72         3/01/01        [ZW]
6,095          6,095,000
California St., Veterans Gen.
 Oblig., Ser. 00A, F.R.W.D.S.,
 A.M.B.A.C., A.M.T., M.E.R.L.O.T.     VMIG1      2.55         3/07/01        [ZW]
5,000          5,000,000
California Statewide Cmntys. Dev.
 Auth.,
 Ser. A, T.R.A.N., F.S.A.             MIG1       5.25         6/29/01        [ZW]
4,700          4,714,516
 Ser. B, T.R.A.N., F.S.A.             MIG1       5.25         8/03/01        [ZW]
4,700          4,718,083
 Aegis of Aptos Proj., Multi-Family
 Rev., Ser. 98Y, F.R.W.D., A.M.T.     A-2(d)     2.80         3/01/01        [ZW]
2,500          2,500,000
 Cedar Springs Apt., Ser. 00Z,
 A.M.T.                               NR         4.75         7/13/01       [ZW]
10,650         10,650,000
 Dix Metals, Ser. 98B, F.R.W.D.,
 A.M.T.                               NR         3.20         3/07/01        [ZW]
5,265          5,265,000
 Karcher Prop. Inc., Ser. 1994C,
 F.R.W.D., A.M.T.                     VMIG1      3.20         3/07/01        [ZW]
2,000          2,000,000

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                        [ZW]
California Statewide Cmntys. Dev.
 Auth.,
 Propak-California Corp., Ser. 94B,
 F.R.W.D., A.M.T.                     A-1+(d)    3.20%        3/07/01   $    [ZW]
1,700       $  1,700,000
Contra Costa Cnty., Merrithew Mem.
 Hosp., Ser. 154, F.R.W.D.,
 M.B.I.A.                             VMIG1      2.77         3/01/01        [ZW]
5,995          5,995,000
Cupertino, Open Space Acquisition
 Proj.                                NR         7.13         4/01/01        [ZW]
5,500(c)       5,627,545
Fresno Cnty. Trans. Auth. Sales Tax
 Rev., Ser. 98, A.M.B.A.C.            Aaa        5.00         4/01/01          [ZW]
500            500,473
Fresno Unified Sch. Dist., Ed. Fac.
 Corp., Ser. 91A                      A2         7.20         5/01/01        [ZW]
1,000(c)       1,024,807
Inglewood Redev. Agency Tax Alloc.,
 Refunding Bonds, Ser. 1998A,
 A.M.B.A.C.                           Aaa        4.00         5/01/01          [ZW]
560            560,135
Kern Cnty. Superintendent of Schs.,
 Master Lease, Ser. 96A, F.R.W.D.     A-1+(d)    2.70         3/01/01        [ZW]
1,615          1,615,000
Lassen Muni. Util. Dist. Rev.,
 Refunding Rev., Ser. 96A,
 F.R.W.D., F.S.A., A.M.T.             VMIG1      3.00         3/01/01        [ZW]
5,300          5,300,000
Long Beach Harbor Rev., Ser. 91       Aa3        7.20         5/15/01        [ZW]
1,220          1,227,532
Los Angeles Cnty. Sch. Pooled Fin.
 Prog., Ser. A, T.R.A.N., F.S.A.      SP-1+(d)   5.00         7/02/01        [ZW]
5,000          5,011,793
Los Angeles Dept. of Wtr. & Pwr.,
 Water System, Ser. 01B4, F.R.W.D.,
 A.M.T.                               VMIG1      2.10         3/01/01        [ZW]
5,000          5,000,000
 Waterworks Rev., Ser. 99L,
 F.R.W.D.S., F.G.I.C., M.E.R.L.O.T.   VMIG1      2.50         3/07/01        [ZW]
8,000          8,000,000
Los Angeles Harbor Dept. Rev.,
 Class F, Ser. 7, F.R.W.D.,
 M.B.I.A.                             VMIG1      3.07         3/01/01        [ZW]
4,000          4,000,000
Los Angeles Ind. Dev. Auth. Apparel
 Prod. Serv., Ser. 00A, F.R.W.D.,
 A.M.T.                               A-1+(d)    2.05         3/07/01        [ZW]
2,150          2,150,000
Metropolitan Wtr. Dist. So. Cal.,
 Waterworks Rev., Ser. 99C,
 F.R.W.D.S.                           VMIG1      2.35         3/01/01       [ZW]
10,000         10,000,000
 Waterworks Rev., Ser. 99O,
 F.R.W.D.S., M.E.R.L.O.T.             VMIG1      2.50         3/07/01        [ZW]
7,500          7,500,000

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                        [ZW]
Muni. Secs. Trust Certif., Ser.
 00-95 Cl. A, F.R.D.D., M.B.I.A.      A-1(d)     1.70%        3/01/01   $      [ZW]
900       $    900,000
Newport Beach Rev., Hoag Mem.
 Hosp., F.R.D.D.,
 Ser. 96A                             VMIG1      1.55         3/01/01        [ZW]
7,000          7,000,000
 Ser. 96B                             VMIG1      1.55         3/01/01        [ZW]
4,000          4,000,000
 Ser. 96C                             VMIG1      1.55         3/01/01        [ZW]
8,400          8,400,000
Oakland Rev., Ser. 00M, F.R.W.D.S.,
 A.M.B.A.C., M.E.R.L.O.T.             VMIG1      2.50         3/07/01        [ZW]
1,500          1,500,000
Ontario Rev., Hsg. Fin., Ser. 97A,
 F.R.W.D., A.M.T.                     A-1+(d)    2.90         3/01/01        [ZW]
2,900          2,900,000
Pittsburg Pub. Fin. Auth.
 Wastewater Rev., Ser. 91             Aaa        6.80         6/01/01        [ZW]
1,000(c)       1,026,115
Port of Oakland, Port Rev.,
 Ser. 99-A1, F.R.W.D.S., M.B.I.A.,
 A.M.T.                               VMIG1      2.55         3/07/01        [ZW]
1,775          1,775,000
Puerto Rico Elec. Pwr. Auth., Muni.
 Sec. Trust Recpts., Ser. SGA 43,
 F.R.W.D.S., M.B.I.A.                 A-1+(d)    1.95         3/07/01        [ZW]
1,900          1,900,000
Puerto Rico Highway & Tran. Auth.,
 Muni. Secs. Trust Certif.,
 Ser. 2000-91, F.R.D.D., M.B.I.A.     A-1+(d)    1.70         3/01/01          [ZW]
500            500,000
Puerto Rico Ind. Tourist Ed. Med. &
 Environmental Ctrl. Facs.,
 Bristol-Myers Squibb Proj.,
 Ser. 2000, F.R.W.D., A.M.T.          P1         2.85         3/01/01        [ZW]
5,600          5,600,000
Regents of Univ. of California,
 Ser. A, T.E.C.P.                     P-1        4.05         3/14/01        [ZW]
5,000          5,000,000
Riverside Cnty. Trans. Comm., Lmtd.
 Tax Bonds, Ser. 1991A, A.M.B.A.C.    Aaa        6.50         6/01/01        [ZW]
1,320          1,327,708
Riverside Cnty., Ser. B, T.E.C.P.     P-1        3.25         3/06/01        [ZW]
3,000          3,000,000
Roaring Fork Municipal Prods. LLC,
 Sacramento Hsg. Auth., Ser. 22,
 F.R.W.D., A.M.T.                     A-1+(d)    3.32         3/01/01        [ZW]
7,245          7,245,000

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                        [ZW]
Sacramento Cnty. Fin. Auth. Rev.,
 Ser. 91                              NR         6.80%       11/01/01   $    [ZW]
1,000       $  1,044,562
Sacramento Cnty. Sanit. Dist.,
 Ser. SSS, M.E.R.L.O.T.               VMIG1      4.10         8/01/01        [ZW]
2,300(c)       2,300,000
San Diego Cnty. Hsg. Auth.,
 Creekside Villa Apts., Ser. 99B,
 F.R.W.D.                             A-1+(d)    2.01         3/01/01        [ZW]
6,000          6,000,000
San Diego Cnty. Sch. Dist., Ser.
 SGA12, F.R.W.D., M.B.I.A.            A-1+(d)    2.00         3/07/01        [ZW]
5,000          5,000,000
San Diego Cnty. Unified Port Dist.,
 Lindbergh Field, Ser. 1311,
 T.E.C.P.                             A-1+(d)    3.70         4/03/01        [ZW]
1,100          1,100,316
 Lindbergh Field, Ser. 1311,
 T.E.C.P.                             A-1+(d)    3.05         4/10/01        [ZW]
2,600          2,600,000
San Diego Cnty. Wtr. Auth.,
 Ser. 91A                             Aa3        6.40         5/01/01        [ZW]
2,000(c)       2,047,925
San Diego Cnty., Ser. B-1, T.E.C.P.   NR         3.35         3/20/01        [ZW]
2,000          2,000,000
San Francisco Airport Comm.,
 Ser. 97A, T.E.C.P., A.M.T.           P-1        4.10         3/07/01        [ZW]
2,825          2,825,000
 Ser. 97A, T.E.C.P., A.M.T.           P-1        3.80         3/13/01        [ZW]
4,630          4,630,000
 Ser. 97B, T.E.C.P.                   P-1        4.05         3/08/01        [ZW]
3,050          3,050,000
 Ser. SSP 38A, F.R.D.D., F.S.A.,
 A.M.T.                               VMIG1      2.13         3/07/01        [ZW]
8,950          8,950,000
San Francisco City & Cnty., Pub.
 Util. Comm.                          P-1        2.85         5/11/01        [ZW]
8,000          8,000,000
San Francisco Swr. Rev., Ser. 237,
 F.R.W.D.S., F.G.I.C.                 VMIG1      2.72         3/01/01        [ZW]
8,400          8,400,000
San Leandro Multi-Family Hsg. Rev.,
 Carlton Plaza of San Leandro,
 Ser. A, F.R.W.D., A.M.T.             A-1+(d)    2.80         3/01/01        [ZW]
4,000          4,000,000
San Mateo Cnty., Multi-Family Hsg.
 Rev., Pacific Oaks Apts. Proj.,
 Ser. 87A, F.R.W.D., A.M.T.           VMIG1      2.00         3/07/01        [ZW]
2,600          2,600,000
Santa Clara Cnty., Terraces of Los
 Gatos Proj.                          NR         6.90         3/01/01          [ZW]
408(c)       4,080,000

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Money Market Series
          Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   [ZW]
Amount           Value
Description (a)                       Rating     Rate        Date       [ZW]
(000)            (Note 1)
----------------------------------------------------------------------------------------------------------
                                                                        [ZW]
Torrance, Hosp. Rev., Little
 Company of Mary Hospital, Ser. 92,
 F.R.W.D.                             A-1+(d)    2.65%        3/01/01   $    [ZW]
5,000       $  5,000,000
Turlock Irrigation Dist., Capital
 Imp. & Ref. Proj., Ser. 2001A,
 F.R.D.D.                             A-1+(d)    3.20         4/26/01        [ZW]
2,500          2,500,000
                                                                                         [ZW]
------------
Total Investments  111.2%
 (cost [ZW]
$318,998,215;(e))                                                                  [ZW]
318,998,215
Liabilities in excess of other
 assets  [ZW]
(11.2)%                                                                          [ZW]
(32,009,936)
                              [ZW]
                                                           ------------
Net Assets  [ZW]
100%                                                                         [ZW]
$286,988,279
                                                                                         [ZW]
------------
                                                                                         [ZW]
------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     M.E.R.L.O.T.--Municipal Exempt Receipt--Liquid Optional Tender.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, [ZW]
2001
                                                                 [ZW]
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 318,998,215
Cash                                                                      58,033
Receivable for Series shares sold                                      3,049,662
Interest receivable                                                    2,892,971
Other assets                                                              24,950
                                                                 [ZW]
-----------------
      Total assets                                                   325,023,831
                                                                 [ZW]
-----------------
LIABILITIES
Payable for investments purchased                                     23,543,243
Payable for Series shares reacquired                                  14,289,152
Management fee payable                                                   113,683
Dividends payable                                                         56,730
Distribution fee payable                                                  14,432
Deferred trustee's fees                                                   12,698
Accrued expenses                                                           5,614
                                                                 [ZW]
-----------------
      Total liabilities                                               38,035,552
                                                                 [ZW]
-----------------
NET ASSETS                                                         $ 286,988,279
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   2,869,883
   Paid-in capital in excess of par                                  284,118,396
                                                                 [ZW]
-----------------
Net assets, February 28, 2001                                      $ 286,988,279
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
Net asset value, offering price and redemption price per share
($286,988,279 / 286,988,279 shares of beneficial interest
issued and outstanding; unlimited number of shares authorized)             $1.00
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, [ZW]
2001
                                                                 [ZW]
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $ 5,161,438
                                                                 [ZW]
-----------------
Expenses
   Management fee                                                       695,766
   Distribution fee                                                     173,941
   Transfer agent's fees and expenses                                    33,000
   Custodian's fees and expenses                                         27,000
   Reports to shareholders                                               18,000
   Registration fees                                                     17,000
   Legal fees and expenses                                               16,000
   Audit fee                                                              6,000
   Trustees' fees and expenses                                            6,000
   Miscellaneous                                                            600
                                                                 [ZW]
-----------------
      Total expenses                                                    993,307
Less: Custodian fee credit (Note 1)                                      (2,215)
                                                                 [ZW]
-----------------
    Net expenses                                                        991,092
                                                                 [ZW]
-----------------
Net investment income                                                 4,170,346
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                             (3,350)

-----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,166,996
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months
                                                     Ended            Year Ended
                                               February 28, 2001    August 31, [ZW]
2000
                                                                    [ZW]
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   4,170,346      $     [ZW]
8,313,848
   Net realized loss on investment
      transactions                                      (3,350)             [ZW]
(24,550)
                                               -----------------    [ZW]
---------------
   Net increase in net assets resulting from
      operations                                     4,166,996            [ZW]
8,289,298
                                               -----------------    [ZW]
---------------
Dividends and distributions (Note 1)                (4,166,996)          [ZW]
(8,289,298)
                                               -----------------    [ZW]
---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   625,143,734        [ZW]
1,616,264,808
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  4,048,652            [ZW]
8,005,325
   Cost of shares reacquired                      (617,771,243)      [ZW]
(1,614,175,628)
                                               -----------------    [ZW]
---------------
   Net increase in net assets from Series
      share transactions                            11,421,143           [ZW]
10,094,505
                                               -----------------    [ZW]
---------------
Total increase                                      11,421,143           [ZW]
10,094,505
NET ASSETS
Beginning of period                                275,567,136          [ZW]
265,472,631
                                               -----------------    [ZW]
---------------
End of period                                    $ 286,988,279      $   [ZW]
275,567,136
                                               -----------------    [ZW]
---------------
                                               -----------------    [ZW]
---------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Money Market Series (the 'Series') commenced investment operations on March 3, 1989. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
    16

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc. ('PIM').

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIC, PIMS, PIFM and PIM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $30,700 for the services of PMFS. As of February 28, 2001, approximately $5,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 28, [ZW]
2001
                                                                 [ZW]
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions                                               (.01)
                                                                 [ZW]
-----------------
Net asset value, end of period                                       $    1.00
                                                                 [ZW]
-----------------
                                                                 [ZW]
-----------------
TOTAL RETURN(a):                                                          1.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 286,988
Average net assets (000)                                             $ 280,613
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               [ZW]
 .71%(b)
   Expenses, excluding distribution and service (12b-1) fees               [ZW]
 .59%(b)
   Net investment income                                                  [ZW]
3.00%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------[ZW]
------------------------
      2000                 1999                 1998                 [ZW]
1997                 1996
----------------------------------------------------------------------------------------------------------
                                                               [ZW]
    $   1.00             $   1.00             $   1.00             $   [ZW]
1.00             $   1.00
         .03                  .02                  .03                  [ZW]
 .03                  .03
        (.03)                (.02)                (.03)                [ZW]
(.03)                (.03)
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   [ZW]
1.00             $   1.00
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
----------------     ----------------     ----------------     [ZW]
----------------     ----------------
        2.83%                2.34%                2.81%                [ZW]
2.85%                2.88%
    $275,567             $265,473             $301,278             [ZW]
$285,280             $249,833
    $299,602             $289,155             $287,250             [ZW]
$277,720             $256,175
         .70%                 .71%                 .72%                 [ZW]
 .73%                 .74%
         .58%                 .59%                 .60%                 [ZW]
 .61%                 .62%
        2.77%                2.30%                2.77%                [ZW]
2.80%                2.83%

    See Notes to Financial Statements                                     19

Prudential California Municipal Fund  California Money Market Series

    Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally.
Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

             www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

----------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

----------------------------------
Fund Symbols    NASDAQ     CUSIP
                PCLXX    744313503

----------------------------------
The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February
28, 2001, were not audited and, accordingly, no opinion is expressed on them.

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